                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /


      Post-Effective Amendment No.  17                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


      Amendment No. 14                                                /X/

                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------


                     (Name and Address of Agent for Service)
                       Mark L. Collins, Associate Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201



                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005

                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b)


      _X_     on April 30, 2004, pursuant to paragraph (b)(1)(ix)


      ___     60 days after filing pursuant to paragraph (a)(i)

      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.


You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, Prudential Series Fund, Inc., PIMCO Variable Insurance Trust, Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.


FORM V-4827                       MAY 1, 2004

                               TABLE OF CONTENTS


Available Funds..........................     2
Fee Table................................     4
Accumulation Unit Values.................     5
  Financial Statements...................     6
The Ohio National Companies..............    12
  Ohio National Life.....................    12
  Ohio National Variable Account D.......    12
  The Funds..............................    12
  Mixed and Shared Funding...............    12
  Voting Rights..........................    13
Distribution of the Contracts............    13
Deductions and Expenses..................    13
  Withdrawal Charge......................    13
  Deduction for Administrative
     Expenses............................    14
  Deduction for Risk Undertakings........    14
  Limitations on Deductions..............    14
  Transfer Fee...........................    14
  Deduction for State Premium Tax........    15
  Fund Expenses..........................    15
Description of the Contracts.............    15
Accumulation.............................    15
  Contribution Provisions................    15
  Accumulation Units.....................    15
  Crediting Accumulation Units...........    15
  Allocation of Contributions............    15
  Accumulation Unit Value and Contract
     Value...............................    15
  Net Investment Factor..................    16
  Surrender and Withdrawal...............    16
  Transfers among Subaccounts............    16
  Electronic Access......................    17
  Payment of Plan Benefits...............    17
Guaranteed Account.......................    17
Annuity Benefits.........................    19
  Purchasing an Annuity..................    19
  Annuity Options........................    19
  Determination of Amount of the First
     Variable Annuity Payment............    19
  Annuity Units and Variable Payments....    19
  Transfers after Annuity Purchase.......    20
Other Contract Provisions................    20
  Assignment.............................    20
  Reports and Confirmations..............    20
  Substitution for Fund Shares...........    21
  Contract Owner Inquires................    21
Performance Data.........................    21
Federal Tax Status.......................    21
  Tax-Deferred Annuities.................    23
  Qualified Pension or Profit-Sharing
     Plans...............................    23
  Withholding on Distributions...........    24
Statement of Additional Information
  Contents...............................    25


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Fund Adviser, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
                                               (Federated Global Investment Management
International Portfolio                        Corp.)
                                               (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Discovery (formerly called Small Cap)          (Founders Asset Management LLC)
  Portfolio
Aggressive Growth Portfolio                    (Janus Capital Management LLC)
Small Cap Growth (formerly called Core
  Growth) Portfolio                            (UBS Global Asset Management (Americas),
                                               Inc.)
Mid Cap Opportunity (formerly Growth &
  Income) Portfolio                            (RS Investment Management, L.P.)
Capital Growth Portfolio                       (Eagle Asset Management, Inc.)
S&P 500 Index(R) Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Management Company)
                                               (Federated Equity Management Company at
Blue Chip Portfolio                            Pennsylvania)
Nasdaq-100(R) Index Portfolio                  Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)           (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap         (Suffolk Capital Management, LLC)
  stocks)


FORM V-4827


CALVERT VARIABLE SERIES, INC.
                                               (Atlanta Capital Management Company,
Social Equity Portfolio                        L.L.C.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                         (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  FUND SERVICE CLASS 2
VIP Contrafund(R) Portfolio (a value           Fidelity Management & Research Company
  fund)
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company
VIP Equity Income Portfolio                    Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund        Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management, L.P.
JANUS ADVISER SERIES
Janus Adviser Growth Fund                      Janus Capital Management LLC
Janus Adviser Worldwide Fund                   Janus Capital Management LLC
Janus Adviser Balanced Fund                    Janus Capital Management LLC
Janus Adviser International Fund               Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio               Robert Fleming, Inc.
JPMorgan Small Company Portfolio               J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio          Lazard Asset Management
Lazard Retirement Emerging Markets             Lazard Asset Management
  Portfolio
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)       Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value        Jennison Associates LLC
  and growth fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                      Royce & Associates, LLC
Royce Micro-Cap Portfolio                      Royce & Associates, LLC
UBS SERIES TRUST
Tactical Allocation Portfolio                  UBS Global Asset Management (US) Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
U.S. Real Estate Portfolio                     Van Kampen*
Core Plus Fixed Income Portfolio               Van Kampen


* Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.

FORM V-4827

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

Contract Owner Transaction Expenses

                                                                   YEARS         CHARGE
                                                               -------------   ----------
Deferred Sales Load (this "surrender charge" is a percentage of value withdrawn; the percentage varies with the number
  of years from the establishment of each participant's
  account) (No charge for withdrawals for plan payments.)           1st             7%
                                                                    2nd             6%
                                                                    3rd             5%
                                                                    4th             4%
                                                                    5th             3%
                                                                    6th             2%
                                                                    7th             1%
                                                               8th and later        0%
Exchange ("transfer") Fee (this fee is currently being
  waived)                                                                          $5

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)

Mortality and Expense Risk Fees                          1.00%
Account Expenses                                         0.35%
                                                         ----
Total Separate Account Annual Expenses                   1.35%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM       MAXIMUM
                                                              --------      --------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)                0.44%         3.92%


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$1,224         $2,071         $2,913          $5,199

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$526           $1,575         $2,617          $5,199

FORM V-4827

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Small Cap
                               Growth (originally called Core Growth), Mid Cap
                               Opportunity (originally called Growth & Income) and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, and Blue Chip portfolios, the Dow Target
                               Variable Funds, the Goldman Sachs Variable
                               Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van
                               Kampen (formerly Morgan Stanley) Universal
                               Institutional Funds U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio and
                               Fidelity Variable Insurance Products Fund portfolios were added

May 1, 2001                    Dow Target Variable Fund and Strong Multi Cap
                               Value Fund II (formerly called Strong Schafer
                               Value Fund II) were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

November 1, 2002               PIMCO Variable Insurance Trust funds were added

May 1, 2003                    Dreyfus Variable Investment Fund and Royce
                               Capital Fund added. Calvert Variable Series, Inc.
                               Social Equity portfolio replaced Ohio National
                               Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The
                               Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers


October 1, 2003                Fidelity VIP Equity-Income Portfolio was added,
                               Janus Adviser International Portfolio was added,
                               PBHG Insurance Fund was added, The Prudential
                               Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income
                               Portfolio was added.



May 1, 2004                    PBHG Series Trust were no longer available for
                               new contracts. The Strong Variable Insurance
                               Funds, Inc. were no longer available in new contracts.


FORM V-4827

OHIO NATIONAL FUND, INC.:


                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1995              $10.00             $12.20           13,287
                                               1996               12.20              14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
                                               2001               18.87              17.05          115,133
                                               2002               17.05              13.67          123,529
                                               2003               13.67              19.47          149,235
Money Market                                   1995               10.00              10.35            1,732
                                               1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
                                               2001               12.62              12.92           71,555
                                               2002               12.92              12.93          113,201
                                               2003               12.93              12.85          103,074
Bond                                           1995               10.00              11.21            1,139
                                               1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
                                               2001               13.31              14.23           22,694
                                               2002               14.23              15.26           34,951
                                               2003               15.26              16.63           36,807
Omni                                           1995               10.00              11.74           13,547
                                               1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
                                               2001               14.86              12.74          102,201
                                               2002               12.74               9.71          101,108
                                               2003                9.71              12.09          107,499
International                                  1995               10.00              11.26           20,393
                                               1996               11.26              12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308
                                               2001               16.65              11.57          107,016
                                               2002               11.57               9.06          106,506
                                               2003                9.06              11.85          119,396


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International Small Company                    1995              $10.00             $10.78            8,523
                                               1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
                                               2001               18.99              13.25           17,022
                                               2002               13.25              11.11           18,382
                                               2003               11.11              16.88           22,382
Capital Appreciation                           1995               10.00              11.66           39,782
                                               1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
                                               2001               21.56              23.34           58,461
                                               2002               23.34              18.39           62,081
                                               2003               18.39              23.86           69,937
Discovery                                      1995               10.00              12.91           24,533
                                               1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
                                               2001               31.24              25.16          103,072
                                               2002               25.16              16.70           90,903
                                               2003               16.70              22.68           97,339
Aggressive Growth                              1995               10.00              12.57            3,057
                                               1996               12.57              12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
                                               2001               11.04               7.43           51,052
                                               2002                7.43               5.28           59,086
                                               2003                5.28               6.85           74,403
Small Cap Growth                               1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
                                               2001               17.03              10.17           31,749
                                               2002               10.17               7.11           31,437
                                               2003                7.11              10.19           31,259


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Mid Cap Opportunity                            1997              $10.00             $13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
                                               2001               20.63              17.71          102,074
                                               2002               17.71              13.00           98,055
                                               2003               13.00              18.77           98,211
S&P 500 Index                                  1997               10.00              13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
                                               2001               18.43              15.76          182,773
                                               2002               15.76              12.03          202,583
                                               2003               12.03              15.17          221,376
Capital Growth                                 2000               10.00              10.36           12,119
                                               2001               10.36               8.73           13,710
                                               2002                8.73               4.99           21,126
                                               2003                4.99               6.90           30,908
High Income Bond                               2000               10.00               9.42            1,149
                                               2001                9.42               9.70            2,250
                                               2002                9.70               9.94            7,301
                                               2003                9.94              12.05           18,410
Blue Chip                                      2000               10.00              10.33              262
                                               2001               10.33               9.76            1,076
                                               2002                9.76               7.76            5,280
                                               2003                7.76               9.69           13,180
Nasdaq-100 Index                               2000               10.00               6.03              131
                                               2001                6.03               4.01            4,606
                                               2002                4.01               2.48           31,591
                                               2003                2.48               3.62           49,264
Bristol                                        2002               10.00               7.83                0
                                               2003                7.83              10.23              144
Bryton Growth                                  2002               10.00               6.82               74
                                               2003                6.82               9.12            1,513
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
                                               2001                9.87               8.83            2,196
                                               2002                8.83               7.73            9,051
                                               2003                7.73               9.48           13,914
Goldman Sachs CORE U.S. Equity                 2000               10.00               9.74            1,307
                                               2001                9.74               8.46            1,864
                                               2002                8.46               6.52            3,664
                                               2003                6.52               8.32            6,134


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Goldman Sachs Capital Growth                   1999              $10.00             $11.17                4
                                               2000               11.17              10.15            1,883
                                               2001               10.15               8.56            3,185
                                               2002                8.56               6.39           11,143
                                               2003                6.39               7.80           21,564
JANUS ADVISER SERIES:
Growth                                         1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
                                               2001                9.98               7.56           41,550
                                               2002                7.56               5.48           69,415
                                               2003                5.48               7.04           96,641
International Growth                           2003               10.00              11.33               89
Worldwide                                      1999               10.00              13.21               39
                                               2000               13.21              11.13           46,591
                                               2001               11.13               8.66           52,002
                                               2002                8.66               6.33           61,168
                                               2003                6.33               7.67           82,882
Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533
                                               2001               10.63               9.98           44,094
                                               2002                9.98               9.20           73,680
                                               2003                9.20              10.35          105,520
J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                         2002               10.00               8.64            2,034
                                               2003                8.64              11.59            2,063
JPMorgan Mid Cap Value                         2002               10.00              10.90            6,324
                                               2003               10.90              13.94           14,655
LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                    1999               10.00              10.53                3
                                               2000               10.53              12.58              709
                                               2001               12.58              14.73            8,224
                                               2002               14.73              11.96           22,276
                                               2003               11.96              16.19           30,489
Lazard Retirement Emerging Markets             2000               10.00               8.88              461
                                               2001                8.88               8.31              711
                                               2002                8.31               8.08            7,972
                                               2003                8.08              12.19           15,617


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
MFS VARIABLE INSURANCE TRUST:
New Discovery                                  2002              $10.00             $ 7.77              917
                                               2003                7.77              10.23            3,542
Investors Growth Stock                         2002               10.00               7.64              628
                                               2003                7.64               9.24            9,461
Mid Cap Growth                                 2002               10.00               6.19            1,124
                                               2003                6.19               8.35            6,156
Total Return                                   2001               10.00              10.25              158
                                               2002               10.25               9.58            8,704
                                               2003                9.58              10.96           29,795
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                       1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
                                               2001               10.85               7.41           15,952
                                               2002                7.41               4.57           19,814
                                               2003                4.57               6.05           30,930
Strong Opportunity II                          2000               10.00              11.73            4,565
                                               2001               11.73              11.15            5,945
                                               2002               11.15               8.05           19,817
                                               2003                8.05              10.88           25,178
Strong Multi Cap Value II                      2000               10.00              10.94              182
                                               2001               10.94              11.24               18
                                               2002               11.24               8.52              232
                                               2003                8.52              11.63              342
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                               2000               10.00              12.94              233
                                               2001               12.94              14.02              838
                                               2002               14.02              13.72            1,125
                                               2003               13.72              18.62            2,019
Core Plus Fixed Income                         2003               10.00              10.06              113
FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2000               10.00               9.23              317
                                               2001                9.23               7.97            1,061
                                               2002                7.97               7.11           16,282
                                               2003                7.11               8.99           38,442
VIP Mid Cap                                    2000               10.00              11.15              911
                                               2001               11.15              10.61            4,838
                                               2002               10.61               9.42           24,125
                                               2003                9.42              12.85           30,283
VIP Growth                                     2000               10.00               8.46              813
                                               2001                8.46               6.85            4,076
                                               2002                6.85               4.71           27,296
                                               2003                4.71               6.16           54,031
VIP Equity Income                              2003               10.00              11.14            3,188


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE SHARES:
Real Return                                    2003              $10.00             $11.14           11,067
Total Return                                   2003               10.00              10.65            7,426
Global Bond                                    2003               10.00              11.80           11,268
CALVERT VARIABLE SERIES, INC.:
Social Equity                                  2003               10.00               6.58           17,314
DREYFUS VARIABLE INVESTMENT FUND:
Appreciation                                   2003               10.00              11.69              135
ROYCE CAPITAL FUND:
Small Cap                                      2003               10.00              13.96            5,319
Micro-Cap                                      2003               10.00              14.69            2,557
THE PRUDENTIAL SERIES FUND, INC.:
Jennison                                       2003               10.00              10.79                2
Jennison 20/20 Focus                           2003               10.00              11.02                5
PBHG INSURANCE SERIES FUND:
Technology & Communications                    2003               10.00              10.86               44


FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

FORM V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $12 billion and equity of approximately $1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

FORM V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value

FORM V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

FORM V-4827

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE


We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value


FORM V-4827
for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the

FORM V-4827

Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may only make one telephone, facsimile or electronic (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.


The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.


FORM V-4827

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus


- interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus


- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.


The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).


The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

FORM V-4827

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity

FORM V-4827
units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

FORM V-4827

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look

FORM V-4827
only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If a participant elects to receive his or her accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

- incident to divorce.
If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

FORM V-4827

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If such a distribution is received, the participant may be able to make a "tax-free rollover" of the distribution less his or her "investment in the contract" into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM V-4827

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

FORM V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

FORM V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2004



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2004. To get a free copy of the VAD prospectus, write or call us at the above address.


                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Financial Statements











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAD's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account D and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the Decmber 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:


                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------
       2003                   $237,445                  None
       2002                   $207,378                  None
       2001                   $222,162                  None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2003, was -0.18%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                           P(1 + T)(exponent n) = ERV
      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2003 (assuming surrender of the contract then) are as follows:

                                                                       From
                                                                       Fund      Returns in   Inception
                                  1 Year       5 Year      10 Year   Inception     VIP           Date
Retirement Advantage
OHIO NATIONAL FUND
Money Market                      -7.60%       1.50%        2.88%       4.97%       2.85%      7/31/80
Equity                            35.43%       1.81%        7.08%       8.30%       7.75%      1/14/71
Bond                               1.99%       4.82%        5.15%       6.63%       5.86%      11/2/82
Omni                              17.52%      -6.33%        2.04%       5.75%       2.15%      9/10/84
S&P 500 Index                     19.14%      -2.53%         n/a        6.14%       6.04%       1/3/97
International                     23.83%      -2.69%        2.19%       4.12%       1.92%       5/3/93
International Small Co            44.87%       4.19%         n/a        6.16%       6.16%      3/31/95
Capital Appreciation              22.78%       8.13%         n/a       10.23%      10.23%      4/30/94
Discovery                         28.83%       4.83%         n/a       11.11%       9.60%      4/30/94
Aggressive Growth                 22.74%     -15.36%         n/a       -4.22%      -4.22%      3/31/95
Mid Cap Opportunity               37.39%       5.19%         n/a        9.42%       9.33%       1/3/97
Capital Growth                    31.23%       7.29%         n/a        7.48%      -9.86%       5/1/98
High Income Bond                  14.15%       2.83%         n/a        2.76%       3.13%       5/1/98
Blue Chip                         17.90%      -1.06%         n/a        9.37%      -0.92%       5/1/98
Small Cap Growth                  36.41%      -0.75%         n/a        0.28%       0.14%       1/2/97
Nasdaq-100 Index                  38.89%        n/a          n/a      -24.21%     -26.60%       5/1/00
Bristol                           23.69%        n/a          n/a        1.39%      -2.22%       5/1/02
Bryton                            26.81%        n/a          n/a       -5.35%      -9.14%       5/1/02
CALVERT
Social Equity                     15.42%        n/a          n/a       -3.72%      11.88%      4/30/02
DREYFUS (FAYEZ SAROFIM)
Appreciation                      12.19%        n/a          n/a       -2.82%       9.99%     12/31/99
FIDELITY (SERVICE CLASS 2 SHARES)
Contrafund                        19.49%       1.21%         n/a       12.40%      -3.75%      1/31/95
Growth                            23.78%      -3.64%        7.82%       9.84%     -13.64%     10/31/86
Mid Cap                           27.46%      16.64%         n/a       16.98%       6.82%     12/31/98
Equity-Income                     20.99%       1.26%         n/a        9.55%       7.01%      10/1/03
GOLDMAN SACHS
Growth & Income                   15.70%      -1.89%         n/a       -0.38%      -2.20%      1/12/98
CORE U.S. Equity                  20.75%      -1.97%         n/a        1.01%      -5.33%      2/12/98
Capital Growth                    15.09%      -3.29%         n/a       -0.27%      -6.82%      4/30/98
JANUS ADVISER
Balanced                           5.53%       2.80%         n/a       10.59%       0.10%       5/1/97
Growth                            22.98%      -4.17%         n/a        7.63%      -9.91%       5/1/97
Worldwide                         15.34%      -2.10%         n/a       10.16%      -7.43%       5/1/97
International Growth              26.12%       1.44%         n/a        9.12%       7.51%      10/1/03
J.P. MORGAN
JPMorgan Small Co                 27.17%       2.71%         n/a        8.31%       5.60%       1/3/95
JPMorgan Mid Cap Value            20.90%        n/a          n/a       17.19%      15.16%      9/28/01
LAZARD
Lazard Retirement Small Cap       28.40%       9.37%         n/a        6.78%      11.73%      11/4/97
Lazard Retirement Emerging
Markets                           43.90%       7.46%         n/a        0.89%       4.56%      11/3/97

                                                                       From
                                                                       Fund      Returns in   Inception
                                  1 Year       5 Year      10 Year   Inception     VIP           Date
MFS
New Discovery                     24.66%        n/a          n/a       -6.94%      -0.10%       5/1/00
Investors Growth Stock            13.97%        n/a          n/a      -14.14%      -4.73%       5/1/00
Mid Cap Growth                    27.79%        n/a          n/a      -13.44%      -9.95%       5/1/00
Total Return                       7.46%        n/a          n/a        4.88%       3.96%       5/1/00
PIMCO
Real Return                       -0.67%        n/a          n/a        9.98%       4.48%      11/1/02
Total Return                      -3.35%       4.42%         n/a        5.29%       0.34%      11/1/02
Global Bond                        5.91%        n/a          n/a       16.01%      10.39%      11/1/02
PRUDENTIAL
Jennison 20/20 Focus              20.08%        n/a          n/a        0.76%       5.51%      10/1/03
Jennison                          20.88%      -6.02%         n/a        6.72%       3.47%      10/1/03
ROYCE
Micro-Cap                         40.18%      17.23%         n/a       15.70%      40.64%     12/31/96
Small-Cap                         32.22%      14.52%         n/a       13.10%      16.83%     12/31/96
UBS SERIES TRUST
Tactical Allocation               18.68%      -1.96%         n/a        2.85%       4.46%      10/1/03
VAN KAMPEN (CLASS 1 SHARES)
Core Plus Fixed Income            -3.76%       4.13%         n/a        5.44%      -6.20%      10/1/03
U.S. Real Estate                  28.68%      11.90%         n/a        9.27%      15.73%       3/3/97

*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2003. The Ohio National Fund Capital Growth, High Income Bond and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Adviser Series, Lazard Retirement Series, and Van Kampen U.S. Real Estate Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The Ohio National Fund Bristol and Bryton Growth portfolios were added May 1, 2002. The PIMCO Variable Insurance Trust portfolios were added November 1, 2002. Dreyfus Variable Investment, Royce Capital, and Calvert Variable Series Funds were added May 1, 2003. The Fidelity VIP Equity-Income, Janus Adviser International, Jennison, Jennison 20/20, UBS Tactical Allocation, and Van Kampen UIF Core Plus Fixed Income portfolios were added October 1, 2003.

[KPMG LOGO]

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]
           KPMG LLP                                       Telephone 614 249 2300
           Suite 500                                      Fax 614 249 2348
           191 West Nationwide Boulevard
           Columbus, OH 43215-2568

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

                                    (KPMG LLP)

February 6, 2004

[LOGO] KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG international, a Swiss cooperative.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2003 and 2002

                  (dollars in thousands, except share amounts)

                                                                    2003           2002
                                                                 -----------    ----------
                                      ASSETS
Investments (notes 5, 9, and 10):
    Securities available-for-sale, at fair value:
       Fixed maturities                                          $ 6,247,095     5,462,640
       Equity securities                                                 909           901
    Fixed maturities held-to-maturity, at amortized cost             649,192       742,812
    Fixed maturity trading securities, at fair value                 656,817            --
    Mortgage loans on real estate, net                             1,212,737     1,114,147
    Real estate, net                                                   9,138        39,991
    Policy loans                                                     184,264       179,258
    Other long-term investments                                       47,522        57,296
                                                                 -----------    ----------
                  Total investments                                9,007,674     7,597,045

Cash                                                                  88,821        99,958
Accrued investment income                                            110,350        96,674
Deferred policy acquisition costs                                    603,363       499,413
Reinsurance recoverable (note 15)                                    918,429     1,099,086
Other assets                                                          16,781        44,569
Assets held in Separate Accounts                                   2,272,362     1,728,395
                                                                 -----------    ----------
                  Total assets                                   $13,017,780    11,165,140
                                                                 ===========    ==========
                        LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                       $ 8,503,492     7,159,320
Policyholders' dividend accumulations                                 58,295        58,887
Other policyholder funds                                              20,762        19,518
Notes payable (net of unamortized discount of $505 in 2003 and
    $549 in 2002) (note 7)                                           134,495       134,451
Federal income taxes (note 8):
    Current                                                            6,226            --
    Deferred                                                          72,924        39,323
Other liabilities                                                    830,527     1,141,936
Liabilities related to Separate Accounts                           2,261,434     1,717,682
                                                                 -----------    ----------
                  Total liabilities                               11,888,155    10,271,117
                                                                 -----------    ----------
 Commitments and contingencies (notes 8, 10, 14, and 15)

 Stockholder's equity (notes 3 and 12):
    Class A common stock, $ 1 par value. Authorized,
       issued, and outstanding 10,000,000 shares                      10,000        10,000
    Additional paid-in capital                                       149,976        53,976
    Accumulated other comprehensive income                            75,614        50,838
    Retained earnings                                                894,035       779,209
                                                                 -----------    ----------
                  Total stockholder's equity                       1,129,625       894,023
                                                                 -----------    ----------
                  Total liabilities and stockholder's equity     $13,017,780    11,165,140
                                                                 ===========    ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                 2003           2002          2001
                                                               ---------       -------       -------
Revenues:
   Traditional life insurance premiums                         $ 138,669       127,675       130,100
   Annuity premiums and charges                                   44,968        42,256        30,560
   Universal life policy charges                                  76,110        69,777        65,006
   Accident and health insurance premiums                         17,139        20,210        26,036
   Change in value of trading securities                          31,267            --            --
   Change in value of reinsurance derivatives (notes
   2[m] and 15)                                                   11,423            --            --
   Net investment income (note 5)                                546,864       461,442       413,016
   Net realized losses on investments (note 5)                    (3,350)      (64,164)      (32,061)
   Investment management fees                                      4,224         4,137         4,912
   Other income                                                   24,295        17,822        21,716
                                                               ---------       -------       -------
                                                                 891,609       679,155       659,285
                                                               ---------       -------       -------
Benefits and expenses:
   Benefits and claims                                           475,250       428,029       397,241
   Provision for policyholders' dividends on
      participating policies                                      31,331        30,498        29,674
   Amortization of deferred policy acquisition costs
      excluding impact of realized losses                         64,050        67,483        44,750
   Amortization of deferred policy acquisition costs
      due to realized losses                                      (2,663)      (11,915)       (1,770)
   Other operating costs and expenses (notes 11 and 13)           99,425        92,723        89,559
                                                               ---------       -------       -------
                                                                 667,393       606,818       559,454
                                                               ---------       -------       -------
          Income before Federal income taxes and cumulative
             effect of change in accounting principle            224,216        72,337        99,831
                                                               ---------       -------       -------
Federal income taxes (note 8):
   Current expense                                                42,583        16,072        35,585
   Deferred expense (benefit)                                     31,010         6,176        (1,284)
                                                               ---------       -------       -------
                                                                  73,593        22,248        34,301
                                                               ---------       -------       -------
          Income before cumulative effect of change
             in accounting principle                             150,623        50,089        65,530
                                                               ---------       -------       -------
          Cumulative effect of change in accounting
             principle, net of tax (note 2[m])                   (27,797)           --            --
                                                               ---------       -------       -------
          Net income                                           $ 122,826        50,089        65,530
                                                               =========       =======       =======

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL      OTHER                       TOTAL
                                                 COMMON         PAID-IN     COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                                  STOCK         CAPITAL        INCOME       EARNINGS       EQUITY
                                                ---------      ----------   -------------   --------    -------------
2001:
  Balance, beginning of year                    $  10,000         3,976        27,663       663,590        705,229
  Comprehensive income:
     Net income                                        --            --            --        65,530         65,530
     Other comprehensive income (note 4)               --            --        22,798            --         22,798
                                                                                                        ----------
        Total comprehensive income                                                                          88,328
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000         3,976        50,461       729,120        793,557
                                                =========      ========     =========       =======     ==========
2002:
  Balance, beginning of year                    $  10,000         3,976        50,461       729,120        793,557
  Capital contribution from parent (note 12)           --        50,000            --            --         50,000
  Comprehensive income:
     Net income                                        --            --            --        50,089         50,089
     Other comprehensive income (note 4)               --            --           377            --            377
                                                                                                        ----------
        Total comprehensive income                                                                          50,466
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000        53,976        50,838       779,209        894,023
                                                =========      ========     =========       =======     ==========
2003:
  Balance, beginning of year                    $  10,000        53,976        50,838       779,209        894,023
  Capital contribution from parent (note 12)           --        96,000            --            --         96,000
  Dividends to stockholder (note 12)                   --            --            --        (8,000)        (8,000)
  Comprehensive income:
     Net income                                        --            --            --       122,826        122,826
     Other comprehensive income (note 4)               --            --        24,776            --         24,776
                                                                                                        ----------
        Total comprehensive income                                                                         147,602
                                                ---------      --------     ---------       -------     ----------
  Balance, end of year                          $  10,000       149,976        75,614       894,035      1,129,625
                                                =========      ========     =========       =======     ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2003, 2002, and 2001

                             (dollars in thousands)

                                                                           2003             2002            2001
                                                                        -----------      ----------      ----------
Cash flows from operating activities:
  Net income                                                            $   122,826          50,089          65,530
  Adjustments to reconcile net income to net cash
     provided by (used in) operating activities:
        Capitalization of deferred policy acquisition costs                (178,011)       (132,655)       (112,655)
        Amortization of deferred policy acquisition costs                    61,387          55,566          42,980
        Amortization and depreciation                                           205          (2,983)         (3,486)
        Realized losses on invested assets, net                               3,350          64,164          32,061
        Change in value of trading securities                               (31,267)             --              --
        Deferred federal income tax expense (benefit)                        31,010           6,176          (1,284)
        Cumulative effect of change in accounting principle                  27,797              --              --
        Change in value of reinsurance derivatives                          (11,423)             --              --
        Increase in accrued investment income                               (13,676)        (13,233)        (17,085)
        Decrease (increase) in other assets                                 (10,521)          8,840        (113,625)
        Net increase (decrease) in Separate Accounts                           (215)          5,438          17,596
        Increase (decrease) in policyholder account balances                (68,484)         41,466          38,226
        Increase (decrease) in policyholders' dividend
           accumulations and other funds                                        652             567             (73)
        Increase (decrease) in current federal income tax payable            10,210         (21,231)         (6,975)
        (Decrease) increase in other liabilities                            (48,740)         51,917         104,053
        Other, net                                                           12,821          (1,783)           (984)
                                                                        -----------      ----------      ----------
              Net cash provided by (used in) operating activities           (92,079)        112,338          44,279
                                                                        -----------      ----------      ----------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale              31,595          38,644          36,000
  Proceeds from sale of fixed maturities available-for-sale               1,056,320       1,707,319         584,729
  Proceeds from sale of equity securities                                     1,026          49,831              49
  Proceeds from maturity of fixed maturities held-to-maturity               155,611         140,359          73,514
  Proceeds from the sale of held-to-maturity securities                          --          12,130              --
  Proceeds from repayment of mortgage loans on real estate                  131,600         140,320         230,411
  Proceeds from sale of real estate                                          38,280             346           1,244
  Cost of fixed maturities available-for-sale acquired                   (2,429,285)     (3,303,869)     (1,618,325)
  Cost of equity securities acquired                                             (5)             --          (4,234)
  Cost of fixed maturities held-to-maturity acquired                       (116,153)        (89,938)       (127,300)
  Cost of mortgage loans on real estate acquired                           (230,603)       (193,164)       (120,072)
  Cost of real estate acquired                                                 (121)         (1,105)        (28,904)
  Change in policy loans, net                                                (5,006)           (617)         (7,483)
  Change in other assets, net                                                11,092         (27,482)         (1,865)
                                                                        -----------      ----------      ----------
              Net cash used in investing activities                      (1,355,649)     (1,527,226)       (982,236)
                                                                        -----------      ----------      ----------
Cash flows from financing activities:
  Increase in universal life and investment product account balances      2,698,722       2,497,919       2,157,191
  Decrease in universal life and investment product account balances     (1,350,131)     (1,220,133)     (1,222,360)
  Proceeds from note issuance, net                                               --              --          50,000
  Additional paid-in capital from parent                                     96,000          50,000              --
  Dividends to shareholder                                                   (8,000)             --              --
                                                                        -----------      ----------      ----------
              Net cash provided by financing activities                   1,436,591       1,327,786         984,831
                                                                        -----------      ----------      ----------
              Net (decrease) increase in cash and cash equivalents          (11,137)        (87,102)         46,874

Cash and cash equivalents, beginning of year                                 99,958         187,060         140,186
                                                                        -----------      ----------      ----------
Cash and cash equivalents, end of year                                  $    88,821          99,958         187,060
                                                                        ===========      ==========      ==========
Supplemental disclosure:
Federal income taxes paid                                               $    39,500          39,500          44,076
Interest paid on notes payable                                               11,106          11,106           7,356
                                                                        ===========      ==========      ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(1)      ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

         The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

         On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)[1]), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

         ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

                  LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                  CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

                  INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected

                                       6                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                  CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 72% of total fixed annuity deposits in 2003 and approximately 65% of total fixed annuity deposits in 2002. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

                  Based on policyholder account balances, the Company's largest distributor accounted for approximately 64% and 62% of total fixed annuity reserves as of December 31, 2003 and 2002, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

                  In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries, or both.

                  EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

                  As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were S3.2 million and net GMDB reserves were $1.2 million. As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million.

                                       7                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note
         3).

         (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

                  Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

                  Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2[1]) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary
                  (OTI) declines of the fair value of invested assets are included in net realized gains and losses on investments.

                                       8                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for OTI declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an OTI impairment is recognized and the purchased beneficial interest is written down to fair value. OTI impairment losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates.

                  Dividends are recorded on the ex-dividend date and interest is accrued as earned.

         (b)      REVENUES AND BENEFITS

                  Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                  Investment Products and Universal Life Insurance Products:
                  Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

                  Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                                       9                             (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)


         (c)      DEFERRED POLICY ACQUISITION COSTS (DAC)

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2[a]).

                  The Company's long-term assumption for net separate account performance is 8.57%. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67% or in excess of 16.60% during the three-year reversion period.

                  Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         (d)      SEPARATE ACCOUNTS

                  Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (e)      FUTURE POLICY BENEFITS

                  Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

                  Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

         (f)      PARTICIPATING BUSINESS

                  Participating business represents approximately 8%, 9%, and 18% of the Company's ordinary life insurance in force in 2003, 2002, and 2001, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business has declined in 2003 and 2002.

         (g)      REINSURANCE CEDED

                  Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)      FEDERAL INCOME TAXES

                  The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)      CASH EQUIVALENTS

                  For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                                       11                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (j)      USE OF ESTIMATES

                  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining OTI declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (k)      INVESTMENT MANAGEMENT FEES

                  Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized into income as earned.

         (l)      CLOSED BLOCK

                  The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

                  The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                       12                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 follows:

                                                              2003        2002
                                                            --------     -------
Closed Block assets:
   Fixed maturity securities available-for-sale, at fair
      value (amortized cost of $347,540 and $317,995,
      as of December 31 , 2003 and 2002, respectively)      $362,210     324,761
   Fixed maturity securities held-to-maturity, at
      amortized cost                                          45,660      75,333
   Mortgage loans on real estate, net                         94,629      81,343
   Policy loans                                              120,427     121,692
   Short-term investments                                      1,311         699
   Accrued investment income                                   6,506       6,681
   Deferred policy acquisition costs                          80,958      83,217
   Reinsurance recoverable                                     1,823       1,842
   Other assets                                                6,685       2,347
                                                            --------     -------
                                                            $720,209     697,915
                                                            ========     =======
Closed Block liabilities:
   Future policy benefits and claims                        $744,912     739,637
   Policyholders' dividend accumulations                      22,726      17,976
   Other policyowner funds                                     6,595       4,085
   Deferred tax liability                                      5,135       2,368
                                                            --------     -------
                                                            $779,368     764,066
                                                            ========     =======

                                                 2003         2002         2001
                                               --------      -------      -------
Closed Block revenues and expenses:
   Traditional life insurance premiums         $ 58,324       62,473       67,513
   Net investment income                         51,389       45,120       50,037
   Net realized losses on investments               (32)      (2,024)      (1,871)
   Benefits and claims                          (64,730)     (68,270)     (67,108)
   Provision for policyholders' dividends on
      participating policies                    (24,833)     (25,647)     (27,172)
   Amortization of deferred policy
      acquisition costs                          (4,041)      (2,282)      (5,409)
   Other operating costs and expenses            (3,936)      (1,378)      (5,447)
                                               --------      -------      -------
                 Income before Federal
                     income taxes              $ 12,141        7,992       10,543
                                               ========      =======      =======

                                       13                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (m)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In December 2003, the Financial Accounting Standards Board
                  (FASB) issued Statement of Financial Accounting Standards
                  (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures are expected to be adopted in 2004 as permitted by SFAS 132R.

                  In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

                  In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARE No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The adoption of FIN 46 did not have a significant impact on the Company's results of operations or financial position.

                                       14                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FASB Staff Position No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                  In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition components of FIN 45 by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

                  In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

                  In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                                       15                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

                  In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have any impact on the Company's results of operations or financial position.

                  The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

                  In April 2003, the FASB issued DIG B36, which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and

                                       16                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

                  For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for FAS 117 disclosures.

                  The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. For additional information about the impact of DIG B36, see note 15.

         (n)      RECLASSIFICATION

                  Certain amounts in the 2002 and 2001 consolidated financial statements have been reclassified to conform to the 2003 presentation.

(3)      BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

                                       17                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $67,647, $(22,804), and $(39) for the years ended December 31, 2003, 2002, and 2001, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $679,288 and $519,149 as of December 31, 2003 and 2002, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting Codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

(4)      OTHER COMPREHENSIVE INCOME

         Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31,2003, 2002, and 2001 were as follows:

                                                                       2003          2002         2001
                                                                     --------       ------       ------
Adjustment to future policy benefits
   and claims                                                        $ (2,458)      (2,470)          --
Related Federal tax benefit                                               860          864           --
Pension liability adjustment, net of tax                                 (981)          --           --
Unrealized gains (losses) on securities
   available-for-sale arising during the
   period:
      Net of adjustment to deferred policy
          acquisition costs                                            58,858        7,207       23,561
      Related Federal tax expense                                     (21,297)      (1,287)      (5,753)
                                                                     --------       ------       ------
                     Net                                               34,982        4,314       17,808
                                                                     --------       ------       ------
Less:
   Reclassification adjustment for:
      Net (losses) gains on securities available
          for sale realized during the period:
              Gross                                                   (25,557)       6,057       (7,677)
              Related Federal tax (expense) benefit                     8,945       (2,120)       2,687
       Securities transferred from available for sale to trading:
              Gross                                                    41,258           --           --
              Related Federal tax expense                             (14,440)          --           --
                                                                     --------       ------       ------
                     Net                                               10,206        3,937       (4,990)
                                                                     --------       ------       ------
                     Total other comprehensive income                $ 24,776          377       22,798
                                                                     ========       ======       ======

                                       18                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

(5)      INVESTMENTS

         An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                              INVESTMENT INCOME
                                                   -------------------------------------
                                                      2003           2002          2001
                                                   ---------       -------       -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                             $ 428,696       360,327       263,338
      Equity securities                                   44           750         1,699
Fixed maturity trading securities                      9,149            --            --
Fixed maturities held-to-maturity                     60,034        68,263        63,557
Mortgage loans on real estate                         94,702        88,968        91,918
Real estate                                            5,703         6,276         2,065
Policy loans                                          13,447        13,033        12,128
Other long-term investments                            2,561          (332)        3,553
Short-term                                               388         1,385         3,903
                                                   ---------       -------       -------
                  Total gross investment income      614,724       538,670       442,161
Investment income due to reinsurers                  (46,706)      (51,834)      (15,791)
Investment expenses                                  (21,154)      (25,394)      (13,354)
                                                   ---------       -------       -------
                  Net investment income            $ 546,864       461,442       413,016
                                                   =========       =======       =======

                                                          REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                          --------------------------------------
                                                            2003            2002           2001
                                                          --------        -------        -------
Securities available-for-sale:
   Fixed maturities                                       $  5,392        (82,758)       (11,428)
   Equity securities                                           702         14,857        (13,604)
Fixed maturities held-to-maturity                               --             --             --
Mortgage loans on real estate                              (18,564)        (6,658)        (4,557)
Real estate                                                    (96)         3,514         (1,959)
Other long-term investments                                  8,200            (91)          (300)
                                                          --------        -------        -------
                  Total realized losses on investments      (4,366)       (71,136)       (31,848)
Realized losses recoverable from reinsurers                  1,436          7,245             --
Change in valuation allowances for
   mortgage loans on real estate                              (420)          (273)          (213)
                                                          --------        -------        -------
                 Net realized losses on investments       $ (3,350)       (64,164)       (32,061)
                                                          ========        =======        =======

                                       19                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Realized losses on investments, as shown in the table above, include write-downs for OTI impairments (OTI) of $37,247, $44,254, and $12,393 for the years ended December 31, 2003, 2002, and 2001, respectively. As of December 31, 2003, fixed maturity securities with a carrying value of $23,338, which have a cumulative write-down of $57,227 due to OTI, remained in the Company's investment portfolio.

         As part of the Company's adoption of DIG Issue B36, certain fixed maturity securities were transferred from the available for sale category to trading. The gain realized from this transfer was $41,258. All securities that were transferred remained on the Company's books at December 31, 2003.

                                       20                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Amortized cost and estimated fair value of securities available-for-sale, fixed maturity trading securities and fixed maturities held-to-maturity were as follows:

                                                                    DECEMBER 31, 2003
                                                 -----------------------------------------------------
                                                                   GROSS         GROSS
                                                  AMORTIZED      UNREALIZED    UNREALIZED    ESTIMATED
                                                    COST           GAINS        LOSSES       FAIR VALUE
                                                 ----------      ----------    ----------    ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $  562,880         8,376       (15,772)       555,484
      Obligations of states and
         political subdivisions                      47,136         3,839           (57)        50,918
      Debt securities issued by
         foreign governments                         12,864         1,702            --         14,566
      Corporate securities                        3,627,781       312,161       (60,996)     3,878,946
      Mortgage-backed securities                  1,774,625        64,699       (92,143)     1,747,181
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $6,025,286       390,777      (168,968)     6,247,095
                                                 ==========      ========      ========      =========
  Equity securities                              $      473           531           (95)           909
                                                 ==========      ========      ========      =========
Fixed maturity securities trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies               $   14,929           966           (91)        15,804
      Obligations of states and
         political subdivisions                       7,700           683            --          8,383
      Debt securities issued by
         foreign governments                          6,100           194            --          6,294
      Corporate securities                          399,279        39,147          (656)       437,770
      Mortgage-backed securities                    197,542         7,265       (16,241)       188,566
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  625,550        48,255       (16,988)       656,817
                                                 ==========      ========      ========      =========
Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions                  $    2,395           350            --          2,745
      Corporate securities                          636,076        68,904        (1,392)       703,588
      Mortgage-backed securities                     10,721         1,795           (16)        12,500
                                                 ----------      --------      --------      ---------
                Total fixed maturities           $  649,192        71,049        (1,408)       718,833
                                                 ==========      ========      ========      =========

                                       21                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                             DECEMBER 31, 2002
                                          -----------------------------------------------------
                                                            GROSS        GROSS
                                           AMORTIZED      UNREALIZED   UNREALIZED     ESTIMATED
                                             COST           GAINS        LOSSES       FAIR VALUE
                                          ----------      ----------   ----------     ----------
Securities available-for-sale:
  Fixed maturities:
      U.S. Treasury securities
         and obligations of U.S.
         government corporations
         and agencies                     $  100,748        12,157            --        112,905
      Obligations of states and
         political subdivisions               31,585         3,047            --         34,632
      Debt securities issued by
         foreign governments                  11,071         2,059            --         13,130
      Corporate securities                 3,308,282       241,795      (124,614)     3,425,463
      Mortgage-backed securities           1,819,710       108,365       (51,565)     1,876,510
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $5,271,396       367,423      (176,179)     5,462,640
                                          ==========      ========     =========      =========
  Equity securities                       $      579           330            (8)           901
                                          ==========      ========     =========      =========
Fixed maturity securities held-to-
  maturity:
      Obligations of states and
         political subdivisions           $    8,101           601            --          8,702
      Corporate securities                   711,879        86,622        (5,410)       793,091
      Mortgage-backed
         securities                           22,832         4,166          (148)        26,850
                                          ----------      --------     ---------      ---------
                Total fixed maturities    $  742,812        91,389        (5,558)       828,643
                                          ==========      ========     =========      =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2003        2002
                                                       --------     -------
Gross unrealized gain                                  $222,245     191,566
Less:
   Unrealized gains related to Closed Block              14,670       6,766
   Unrealized gain due to reinsurers (note 15)              660      33,819
   Adjustments to future policy benefits and claims       4,928       2,470
   Adjustment to deferred policy acquisition costs       90,219      79,277
   Deferred federal income tax                           39,117      21,269
                                                       --------     -------
                                                       $ 72,651      47,965
                                                       ========     =======

                                       22                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                2003          2002         2001
                                              --------      -------       ------
Securities available-for-sale:
   Fixed maturities                           $ 30,565      114,914       46,285
   Equity securities                               114      (26,771)       5,034
Fixed maturity securities held-to-maturity     (16,190)      34,949       17,247

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2003.

                                                     FIXED MATURITY SECURITIES
                                    -----------------------------------------------------
                                       AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                    -------------------------     ------------------------
                                     AMORTIZED     ESTIMATED      AMORTIZED     ESTIMATED
                                       COST        FAIR VALUE        COST       FAIR VALUE
                                    ----------     ----------     ---------     ----------
Due in one year or less             $  117,433       121,007        37,726        38,853
Due after one year through five
 years                                  343,182       370,010       172,977       187,409
Due after five years through ten
 years                               1,254,621     1,363,879       310,759       345,011
Due after ten years                  4,310,050     4,392,199       127,730       147,560
                                    ----------     ---------       -------       -------
                                    $6,025,286     6,247,095       649,192       718,833
                                    ==========     =========       =======       =======

         The Company typically will review investments for potential OTI based on a number of factors. Each security subject to review under these parameters is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related primarily to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. First, the nature of the decline is analyzed to determine whether or not the issues involved are of a long term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume and industry-wide rating agency actions that may not be related to the risks and financial condition of a specific issuer. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery. Secondly, if a

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         decline is deemed OTI, investment personnel analyze any underlying collateral protection to determine the Company's exposure to loss of principal. Collateral valuations may be done by either Company personnel or outside experts, depending on the nature of the collateral. Based upon the valuation of the underlying collateral as compared to the Company's principal exposure, a final determination is made regarding the need to recognize a loss on the security in question.

         Based upon analysis as described above, the Company believes that no securities reflected in the table below are other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER              TOTAL
                                          -----------------------      ----------------------   ------------------------
                                            FAIR        UNREALIZED      FAIR       UNREALIZED     FAIR        UNREALIZED
                                            VALUE         LOSSES        VALUE        LOSSES       VALUE         LOSSES
                                          ---------     ----------     -------     ----------   ---------     ----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $ 118,003       (1,502)      242,497      (14,270)      360,500      (15,772)
Federal agency mortgage backed
  securities                                 86,215       (2,862)       14,381         (108)      100,596       (2,970)
Corporate bonds                             648,128      (34,812)      227,654      (27,576)      875,782      (62,388)
State/Municipal bonds                        10,128          (57)           --           --        10,128          (57)
                                          ---------      -------       -------      -------     ---------      -------
           Total impaired securities      $ 862,474      (39,233)      484,532      (41,954)    1,347,006      (81,187)
                                          =========      =======       =======      =======     =========      =======

         Proceeds from the sale of securities available-for-sale (excluding calls) during 2003, 2002, and 2001 were $909,767, $1,602,249, and
         $595,198, respectively. Gross gains of $32,633 ($37,359 in 2002 and $4,008 in 2001) and gross losses of $9,834 ($121,404 in 2002 and
         $15,617 in 2001) were realized on those sales.

         Investments with an amortized cost of $14,352 and $12,708 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory agencies as required by law.

         Real estate is presented at cost less accumulated depreciation of $1,007 in 2003 ($941 in 2002), and corresponding valuation allowance of $0 in 2003 and 2002.

         The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans on real estate in 2003 and one foreclosure in 2002.

(6)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 84% and 83% of the total liability for future policy benefits as of December 31, 2003 and 2002, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 5.4%, 6.1%, and 6.3% for the years ended December 31, 2003, 2002, and 2001, respectively.

                                       24                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

    YEAR OF ISSUE                                 INTEREST RATE
--------------------                              -------------
2003, 2002, and 2001                                      4.0%
2000 and prior                                      2.5 - 6.0%

         Withdrawals:

         Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

         Mortality and Morbidity:

         Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)      NOTES PAYABLE

         On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

         Total interest expense, including amounts paid to ONFS, was $11,106, $11,106 and $8,372 for the years ended December 31, 2003, 2002 and 2001, respectively. Total interest expense is included in investment expenses as a component of net investment income.

         The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)      FEDERAL INCOME TAX

         Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2003 and 2002.

                                       25                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Total Federal income tax expense for the years ended December 31, 2003, 2002, and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2003
                                                        ----------------
                                                         AMOUNT      %
                                                        --------    ----
Computed (expected) tax expense                         $ 78,476    35.0
Dividends received deduction and tax exempt interest      (1,267)   (0.6)
Other, net                                                (3,616)   (1.6)
                                                        --------    ----
         Total expense and effective rate               $ 73,593    32.8
                                                        ========    ====
Cumulative effect of change in accounting principle
  tax benefit                                           $ 14,968
                                                        ========

                                                                2002
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $25,318      35.0
Dividends received deduction and tax exempt interest      (1,461)     (2.0)
Other, net                                                (1,609)     (2.2)
                                                         -------      ----
         Total expense and effective rate                $22,248      30.8
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                                                 2001
                                                         -----------------
                                                          AMOUNT       %
                                                         -------      ----
Computed (expected) tax expense                          $34,941      35.0
Dividends received deduction and tax exempt interest        (700)     (0.7)
Other, net                                                    60       0.1
                                                         -------      ----
         Total expense and effective rate                $34,301      34.4
                                                         =======      ====
Cumulative effect of change in accounting principle
   tax benefit                                           $    --
                                                         =======

                                       26                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 relate to the following:

                                                       2003           2002
                                                     ---------       -------
Deferred tax assets:
   Pension and benefit obligations                   $  18,745        18,593
   Future policy benefits                              464,697       502,643
   Mortgage loans on real estate                         2,546         2,399
   Capital loss carryforward                             4,952        10,402
   Other                                                31,946        27,273
                                                     ---------       -------
        Total gross deferred tax assets                522,886       561,310
                                                     ---------       -------
Deferred tax liabilities:
   Fixed maturity securities available-for-sale         77,367        55,841
   Deferred policy acquisition costs                   152,143       121,136
   Other fixed maturities, equity securities, and
     other long-term investments                           112           112
   Fixed assets                                          6,048         2,856
   Reinsurance recoverable                             342,417       402,255
   Other                                                17,723        18,433
                                                     ---------       -------
        Total gross deferred tax liabilities           595,810       600,633
                                                     ---------       -------
        Net deferred tax liability                   $ (72,924)      (39,323)
                                                     =========       =======

         The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2003 and 2002. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2003.

(9)      DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

         SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                       27                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

         INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

         MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

         DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure were as follows as of December 31:

                                                                2003
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ---------
Assets:
   Investments:
       Securities available for-sale:
          Fixed maturities                            $6,247,095     6,247,095
          Equity securities                                  909           909
       Fixed maturities held-to-maturity                 649,192       718,833
       Trading securities                                656,817       656,817
       Mortgage loans on real estate                   1,212,737     1,285,643
       Policy loans                                      184,264       184,264
   Cash                                                   88,821        88,821
   Assets held in Separate Accounts                    2,272,362     2,272,362
Liabilities:
   Guaranteed investment contracts                    $  443,040       457,012
   Individual deferred annuity contracts               4,993,412     4,344,838
   Other annuity contracts                               748,392       809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                  79,057        79,057
   Notes payable                                         134,395       155,218
   Liabilities related to Separate Accounts            2,261,434     2,261,434

                                       29                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                                 2002
                                                      -------------------------
                                                       CARRYING      ESTIMATED
                                                        AMOUNT       FAIR VALUE
                                                      ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
          Fixed maturities                            $5,462,640     5,462,640
          Equity securities                                  901           901
      Fixed maturities held-to-maturity                  742,812       828,643
      Mortgage loans on real estate                    1,114,147     1,216,471
      Policy loans                                       179,258       179,258
   Cash                                                   99,958        99,958
   Assets held in Separate Accounts                    1,728,395     1,728,395
Liabilities:
   Guaranteed investment contracts                    $  659,088       683,653
   Individual deferred annuity contracts               3,618,203     2,670,282
   Other annuity contracts                               781,994       835,043
   Policyholders' dividend accumulations and other
      policyholder funds                                  78,405        78,405
   Notes payable                                         134,451       156,225
   Liabilities related to Separate Accounts            1,717,682     1,717,682

(10)     ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

         (a)      FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

                  The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $91,734 and $74,672 as of December 31, 2003 and 2002, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       30                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (b)      SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

                  Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2003. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2003 and 2002:

                                                        2003          2002
                                                     ----------     ---------
Mortgage assets by type:
   Retail                                            $  371,275       360,587
   Office                                               376,010       298,276
   Apartment                                            185,030       192,548
   Industrial                                           150,592       137,053
   Other                                                135,892       131,325
                                                     ----------     ---------
                                                      1,218,799     1,119,789
   Less valuation allowances                              6,062         5,642
                                                     ----------     ---------
         Total mortgage loans on real estate, net    $1,212,737     1,114,147
                                                     ==========     =========

(11)     PENSIONS AND OTHER POSTRETIREMENT BENEFITS

         (a)      HOME OFFICE PENSION PLANS

                  The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

                  The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

                  The Company also has other deferred compensation and supplementary plans.

         (b)      HOME OFFICE POST-RETIREMENT BENEFITS PLAN

                  The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 54% of premium for coverage.

                                       31                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

         (c)      AGENTS' PENSION PLAN

                  The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. Effective January 1, 1996 new Producing General Agents no longer participate in the Plan. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service.

         (d)      AGENTS' POST-RETIREMENT BENEFITS PLAN

                  The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 53% of premium for coverage.

                                       32                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2003 and 2002 is as follows:

         (e)      OBLIGATIONS AND FUNDED STATUS

                                            PENSION BENEFITS            OTHER BENEFITS
                                          ---------------------      --------------------
                                            2003          2002         2003         2002
                                          --------      -------      -------      -------
Change in benefit obligation:
   Projected benefit obligation at
      beginning of year                   $ 46,274       46,777        9,335       10,266
   Service cost                              1,927        1,830          260          286
   Interest cost                             3,382        3,553          704          669
   Plan participants' contributions             --           --           --           --
   Amendments                                   --         (117)          --           --
   Actuarial (gain)/loss                     4,519          154       (1,043)      (1,600)
   Acquisition                                  --           --           --           --
   Benefits paid*                           (1,708)      (5,923)        (317)        (287)
                                          --------      -------      -------      -------
          Projected benefit obligation
              end of year                 $ 54,394       46,274        8,939        9,334
                                          ========      =======      =======      =======
Accumulated benefit obligation            $ 45,805       40,290           --           --
                                          ========      =======      =======      =======
Change in plan assets:
   Fair value of plan assets at
      beginning of year                   $ 25,988       25,517           --           --
   Actual return on plan assets              6,331       (4,029)          --           --
   Employer contribution                        --        8,800           --           --
   Plan participants' contributions             --           --           --           --
   Benefits and expenses paid               (1,312)      (4,299)          --           --
                                          --------      -------      -------      -------
          Fair value of plan assets
              at end of year              $ 31,007       25,989           --           --
                                          ========      =======      =======      =======
Funded status                             $(23,387)     (20,285)      (8,939)      (9,334)
Unrecognized net actuarial
   (gain)/loss                              16,764       18,047       (1,353)        (311)
Unrecognized prior service
   cost/(benefit)                           (2,181)        (837)      (4,226)      (4,731)
                                          --------      -------      -------      -------
          Net amount recognized           $ (8,804)      (3,075)     (14,518)     (14,376)
                                          ========      =======      =======      =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                       33                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                         PENSION BENEFITS            OTHER BENEFITS
                                       ---------------------      --------------------
                                         2003         2002         2003          2002
                                       --------      -------      -------      -------
Amounts recognized in the statement
 of financial position consist of:
   Prepaid benefit costs               $  6,147        8,439           --           --
   Accrued benefit costs                (14,138)     (12,286)     (14,518)     (14,375)
   Intangible assets                        933          585           --           --
   Accumulated other
       comprehensive income              (1,746)         187           --           --
                                       --------      -------      -------      -------
              Net amount recognized    $ (8,804)      (3,075)     (14,518)     (14,375)
                                       ========      =======      =======      =======

                                                       PENSION BENEFITS
                                               -------------------------------
                                                2003         2002        2001
                                               -------      ------      ------
Components of net periodic
   benefit cost:
       Service cost                            $ 1,927       1,830       1,771
       Interest costs                            3,382       3,553       3,402
       Expected return on plan assets           (2,124)     (2,329)     (2,918)
       Amortization of prior service cost         (241)       (241)       (123)
       Amortization of net (gain) loss           1,595         959         374
                                               -------      ------      ------
                  Net periodic benefit cost    $ 4,539       3,772       2,506
                                               =======      ======      ======

                                                     OTHER BENEFITS
                                               -------------------------
                                                2003      2002      2001
                                               -----      ----      ----
Components of net periodic
   benefit cost:
       Service cost                            $ 260       286       361
       Interest costs                            704       669       762
       Expected return on plan assets             --        --        --
       Amortization of prior service cost       (505)     (505)     (505)
       Amortization of net (gain) loss            --        --       136
                                               -----      ----      ----
                  Net periodic benefit cost    $ 459       450       754
                                               =====      ====      ====

                                       34                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                          PENSION BENEFITS      OTHER BENEFITS
                                         ------------------     --------------
                                          2003        2002      2003      2002
                                         -------     ------     ----      ----
Information for pension plans with an
  accumulated benefit obligation
  in excess of plan assets:
      Projected benefit obligation       $18,343     15,335      --        --
      Accumulated benefit obligation      15,570     12,514      --        --
      Fair value of plan assets               --         --      --        --

         (f)      Assumptions

                                                  PENSION BENEFITS         OTHER BENEFITS
                                                  ----------------       -----------------
                                                  2003        2002        2003        2002
                                                  ----        ----       -----        ----
Weighted-average assumptions used to
   determine benefit obligations at
   December 31:
        Discount rate                             5.40%       6.20%       6.25%       7.00%
        Rate of compensation increase             4.10%       5.00%         --          --
Weighted-average assumptions used to
   determine net periodic benefit cost at
   January 1:
        Discount rate                             6.20%       6.20%       7.00%       7.25%
        Expected long-term return on
           plan assets                            8.50%       9.50%         --          --
        Rate of compensation increase             4.00%       5.25%         --          --
        Health care cost trend rate assumed
           for next year                            --          --       10.00%       8.00%
        Rate to which the health cost trend
           rate is assumed to decline
           (the ultimate trend rate)                --          --        6.00%       5.00%
        Year that the rate reaches the
           ultimate trend rate                      --          --        2007        2007

                                       35                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                1 PERCENTAGE    1 PERCENTAGE
                                                                    POINT           POINT
                                                                  INCREASE        DECREASE
                                                                ------------    ------------
Effect on total of 2003 service cost and interest cost          $        154    $       (124)
Effect on 2003 other post-retirement benefit obligation                1,156            (994)

         (g)      PLAN ASSETS

                  The Company's qualified pension plan had weighted average asset allocations at December 31, 2003 and 2002, by asset category as follows:

                    PLAN ASSETS AT DECEMBER 31
                    --------------------------
                    2003                  2002
                    ----                  ----
Equity securities    65%                   36%
Debt securities      24%                   48%
Real estate           4%                    4%
Other                 7%                   12%
                    ---                   ---
        Total       100%                  100%
                    ===                   ===

                  The assets of the Company's defined benefit pension plan (the
                  Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short term liquidity needs and its long term liabilities.

                  For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap, small cap, growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

                  The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                       36                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         (h)      CASH FLOWS

                  CONTRIBUTIONS

                  The Company expects to contribute $0 million to its qualified pension plan and $0 million to its other post-retirement benefit plans in 2004.

                  The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2003, 2002, and 2001 were $2,292, $1,860, and $1,814 respectively.

                  Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $484, $447, and $279, in 2003, 2002, and 2001, respectively.

         (i)      OTHER PLAN EXPENSES

                  The Company has other deferred compensation and supplemental pension plans not included in the above tables. The expenses for these plans in 2003, 2002, and 2001 were $15,258, $5,159, and $9,171, respectively.

         (j)      ONFS EMPLOYEES

                  The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12)     REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
         RESTRICTIONS

         ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2003. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

         The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $66,900 may be paid by ONLIC to ONFS in 2004 without prior approval. Dividends of approximately $8,000 were paid by ONLIC to ONFS in 2003. No dividends were paid by ONLIC to ONFS in 2002 or 2001.

                                       37                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $14,600 may be paid by ONLAC to ONLIC in 2004 without prior approval. ONLAC paid $8,438 to ONLIC in 2003, $12,000 in 2002 and $24,000 in 2001.

         In order to strengthen ONLIC's statutory capital position, ONFS made a $96,000 capital contribution to ONLIC in 2003 and a $50,000 capital contribution in 2002.

(13)     BANK LINE OF CREDIT

         As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2003 and 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $161 in 2003 and $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2003 or as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.

(14)     CONTINGENCIES

         ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)     REINSURANCE

         The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 17%, 20%, and 16% of gross earned life and accident and health premiums during 2003, 2002, and 2001, respectively.

         The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. One of these contracts is on a funds withheld basis and is subject to the parameters of the FASB's Derivative Implementation Groups' Issue B36. Issue B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of Issue B36 in 2003, the Company recognized a liability as of December 21, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

                                       38                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The ceded reserves attributable to coinsurance agreements were $678,356 and $954,209 as of December 31, 2003 and 2002, respectively. The primary reason for the decline from 2002 to 2003 in the ceded reserves was the recapture of approximately $375,700 of business from Annuity and Life Reassurance, LTD in the first quarter of 2003.

(16)     SEGMENT INFORMATION

         The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       39                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

         The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2003
                                    -------------------------------------------------------------------
                                      INDIVIDUAL        PENSION        OTHER
                                    LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                    --------------   -------------   ---------   ---------   ----------
Revenues:
  Traditional life insurance
     premiums                       $      138,669            --           --          --       138,669
  Annuity premiums and charges                  --        44,968           --          --        44,968
  Universal life policy charges             76,110            --           --          --        76,110
  Accident and health
     insurance premiums                         --            --       17,139          --        17,139
  Change in value of trading
     portfolio                                  --            --           --      31,267        31,267
  Change in value of reinsurance
     derivative                                 --            --           --      11,423        11,423
  Net investment income                    152,373       369,299        9,971      15,221       546,864
  Net realized investment losses                --            --           --      (3,350)       (3,350)
  Investment management fees                   449         3,775           --          --         4,224
  Other income                                 430        21,799          286       1.780        24,295
                                    --------------   -----------     --------    --------    ----------
                                           368,031       439,841       27,396      56,341       891,609
                                    --------------   -----------     --------    --------    ----------
Benefits and expenses:
  Benefits and claims                      220,443       237,892       16,915          --       475,250
  Provision for policyholders'
     dividends on participating
     policies                               30,592             7          732          --        31,331
  Operating expenses                        57,544        97,096        4,400       1,772       160,812
                                    --------------   -----------     --------    --------    ----------
                                           308,579       334,995       22,047       1,772       667,393
                                    --------------   -----------     --------    --------    ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting principle    $       59,452       104,846        5,349      54,569       224,216
                                    ==============   ===========     ========    ========    ==========
Total assets as of
  December 31, 2003                 $    2,896,301     9,226,722      226,171     668,586    13,017,780
                                    ==============   ===========     ========    ========    ==========

                                       40                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                      YEAR ENDED OR AS OF DECEMBER 31, 2002
                                   -----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ----------
Revenues:
  Traditional life insurance
     premiums                      $      126,794             --           881           --        127,675
  Annuity premiums and charges                 --         42,256            --           --         42,256
  Universal life policy charges            69,777             --            --           --         69,777
  Accident and health
     insurance premiums                        --             --        20,210           --         20,210
  Net investment income                   143,773        311,153        10,216       (3,700)       461,442
  Net realized losses on
     investments                               --             --            --      (64,164)       (64,164)
  Investment management fees                  502          3,635            --           --          4,137
  Other income                                172         16,065         1,342          243         17,822
                                   --------------    -----------      --------     --------     ----------
                                          341,018        373,109        32,649      (67,621)       679,155
                                   --------------    -----------      --------     --------     ----------
Benefits and expenses:
  Benefits and claims                     188,222        218,617        20,783          407        428,029
  Provision for policyholders'
     dividends on participating
     policies                              30,073              9           416           --         30,498
  Operating expenses                       61,342         91,033         6,737      (10,821)       148,291
                                   --------------    -----------      --------     --------     ----------
                                          279,637        309,659        27,936      (10,414)       606,818
                                   --------------    -----------      --------     --------     ----------
Income (loss) before Federal
  income  taxes                    $       61,381         63,450         4,713      (57,207)        72,337
                                   ==============    ===========      ========     ========     ==========
Total assets as of
  December 31, 2002                $    2,640,390      8,030,411       232,669      261,670     11,165,140
                                   ==============    ===========      ========     ========     ==========

                                       41                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                     Notes Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

                             (dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31,2001
                                   ----------------------------------------------------------------------
                                     INDIVIDUAL         PENSION         OTHER
                                   LIFE INSURANCE    AND ANNUITIES    INSURANCE    CORPORATE      TOTAL
                                   --------------    -------------    ---------    ---------    ---------
Revenues:
  Traditional life insurance
     premiums                      $      109,065             --        21,035           --       130,100
  Annuity premiums and charges                 --         30,560            --           --        30,560
  Universal life policy charges            65,006             --            --           --        65,006
  Accident and health
     insurance premiums                        --             --        26,036           --        26,036
  Net investment income                   134,543        265,194         9,820        3,459       413,016
  Net realized losses on
     investments                               --             --            --      (32,061)      (32,061)
  Investment management fees                  503          4,409            --           --         4,912
  Other income                                 48         14,302         7,280           86        21,716
                                   --------------    -----------      --------     --------     ---------
                                          309,165        314,465        64,171      (28,516)      659,285
                                   --------------    -----------      --------     --------     ---------
Benefits and expenses:
  Benefits and claims                     172,870        196,178        28,193           --       397,241
  Provision for policyholders'
     dividends on participating
     policies                              29,651             13            10           --        29,674
  Operating expenses                       62,600         53,024        13,184        3,731       132,539
                                   --------------    -----------      --------     --------     ---------
                                          265,121        249,215        41,387        3,731       559,454
                                   --------------    -----------      --------     --------     ---------
Income (loss) before Federal
  income taxes                     $       44,044         65,250        22,784      (32,247)       99,831
                                   ==============    ===========      ========     ========     =========
Total assets as of
  December 31, 2001                $    2,565,823      6,204,589       233,647      444,136     9,448,195
                                   ==============    ===========      ========     ========     =========


(17)     RELATED PARTY TRANSACTIONS

         On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(18)     SUBSEQUENT EVENT

         On February 10, 2004, the Company announced the signing of a definitive agreement to acquire Security Mutual Life (SML) of New York, following SML's demutualization. The Board of Directors of SML has agreed to adopt a plan of reorganization under which SML will reorganize to a stock company and become a wholly owned subsidiary of ONLIC. The acquisition is subject to review and approval by the New York State Insurance Department along with a public hearing and approval by SML's eligible policyowners. The final purchase price to be paid by the Company for the acquisition has not yet been determined. SML's statutory total admitted assets and surplus were $1,764,360 (unaudited) and $94,540 (unaudited), respectively, as of December 31, 2003.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
117,251 Shares (Cost $2,889,428)............................   $ 2,905,483             $ 2,905,483
Money Market Subaccount
132,463 Shares (Cost $1,324,634)............................     1,324,634               1,324,634
Bond Subaccount
57,211 Shares (Cost $591,988)...............................       612,160                 612,160
Omni Subaccount
105,242 Shares (Cost $1,751,560)............................     1,299,744               1,299,744
International Subaccount
162,727 Shares (Cost $1,879,106)............................     1,417,353               1,417,353
Capital Appreciation Subaccount
114,692 Shares (Cost $1,476,723)............................     1,668,763               1,668,763
Discovery Subaccount
131,898 Shares (Cost $2,704,552)............................     2,207,973               2,207,973
International Small Company Subaccount
31,063 Shares (Cost $366,030)...............................       381,141                 381,141
Aggressive Growth Subaccount
93,232 Shares (Cost $624,081)...............................       509,981                 509,981
Small Cap Growth Subaccount
43,417 Shares (Cost $338,780)...............................       318,683                 318,683
Mid Cap Opportunity Subaccount
132,293 Shares (Cost $1,806,004)............................     1,844,166               1,844,166
S&P 500 Index Subaccount
295,775 Shares (Cost $3,681,462)............................     3,404,368               3,404,368
Blue Chip Subaccount
13,192 Shares (Cost $115,685)...............................       133,501                 133,501
High Income Bond Subaccount
28,290 Shares (Cost $208,288)...............................       221,790                 221,790
Capital Growth Subaccount
14,845 Shares (Cost $233,542)...............................       213,179                 213,179
Nasdaq-100 Index Subaccount
46,893 Shares (Cost $147,250)...............................       178,195                 178,195
Bristol Growth Subaccount
141 Shares (Cost $1,358)....................................         1,475                   1,475
Bryton Growth Subaccount
1,479 Shares (Cost $13,255).................................        13,801                  13,801

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
797 Shares (Cost $6,464)....................................   $     7,939             $     7,939
Second Quarter Subaccount
1,029 Shares (Cost $9,920)..................................        11,205                  11,205
Third Quarter Subaccount
570 Shares (Cost $4,594)....................................         5,293                   5,293
Fourth Quarter Subaccount
449 Shares (Cost $4,153)....................................         4,736                   4,736

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
498 Shares (Cost $4,274)....................................         4,702                   4,702
Second Quarter Subaccount
160 Shares (Cost $1,305)....................................         1,446                   1,446
Third Quarter Subaccount
166 Shares (Cost $1,500)....................................         1,545                   1,545
Fourth Quarter Subaccount
134 Shares (Cost $1,148)....................................         1,308                   1,308

JANUS ADVISER SERIES:
Growth Subaccount
34,373 Shares (Cost $692,848)...............................       680,583                 680,583
Worldwide Subaccount
24,077 Shares (Cost $728,133)...............................       635,387                 635,387
Balanced Subaccount
46,290 Shares (Cost $1,065,184).............................     1,091,975               1,091,975
International Growth Subaccount
42 Shares (Cost $982).......................................         1,011                   1,011

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
14,424 Shares (Cost $242,160)...............................       273,918                 273,918
Multi Cap Value II Subaccount
394 Shares (Cost $3,518)....................................         3,974                   3,974
Mid Cap Growth II Subaccount
13,622 Shares (Cost $220,951)...............................       187,027                 187,027

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
13,189 Shares (Cost $113,139)...............................   $   131,895             $   131,895
Core US Equity Subaccount
5,136 Shares (Cost $50,816).................................        56,090                  56,090
Capital Growth Subaccount
17,550 Shares (Cost $156,829)...............................       168,301                 168,301

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
2,413 Shares (Cost $31,425).................................        37,591                  37,591
Core Plus Fixed Income Subaccount
98 Shares (Cost $1,119).....................................         1,137                   1,137

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
17,744 Shares (Cost $140,342)...............................       190,391                 190,391
Small Cap Subaccount
33,566 Shares (Cost $414,055)...............................       493,763                 493,763

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Mid-Cap Subaccount
26,963 Shares (Cost $500,778)...............................       646,303                 646,303
VIP Contrafund Subaccount
15,073 Shares (Cost $290,402)...............................       345,623                 345,623
VIP Growth Subaccount
10,840 Shares (Cost $279,433)...............................       333,017                 333,017
VIP Equity Income Subaccount
1,547 Shares (Cost $32,767).................................        35,530                  35,530

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
New Discovery Subaccount
2,617 Shares (Cost $28,926).................................        36,239                  36,239
Investors Growth Stock Subaccount
10,200 Shares (Cost $82,466)................................        87,418                  87,418
Mid Cap Growth Subaccount
8,398 Shares (Cost $44,201).................................        51,399                  51,399
Total Return Subaccount
16,800 Shares (Cost $300,573)...............................       326,587                 326,587

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
1,701 Shares (Cost $19,734).................................   $    23,919             $    23,919
Mid Cap Value Subaccount
9,462 Shares (Cost $166,489)................................       204,279                 204,279

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
Real Return Subaccount
9,976 Shares (Cost $122,807)................................       123,300                 123,300
Total Return Subaccount
7632 Shares (Cost $79,473)..................................        79,069                  79,069
Global Bond Subaccount
10,204 Shares (Cost $128,276)...............................       132,958                 132,958

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
7,199 Shares (Cost $98,061).................................       113,888                 113,888

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
46 Shares (Cost $1,523).....................................         1,577                   1,577

ROYCE CAPITAL FUND:
Small-Cap Subaccount
9,783 Shares (Cost $73,096).................................        74,252                  74,252
Micro-Cap Subaccount
3,445 Shares (Cost $37,046).................................        37,552                  37,552

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
1 Shares (Cost $22).........................................            23                      23
Jennison 20/20 Focus Subaccount
5 Shares (Cost $55).........................................            57                      57

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
220 Shares (Cost $477)......................................           480                     480
                                                               -----------             -----------
TOTALS......................................................   $25,301,077             $25,301,077
                                                               ===========             ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------

                                                     EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2003          2003          2003         2003          2003
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $   3,971     $  11,711     $  33,229    $  20,050      $   5,023
  Risk & administrative expense (note 3).........    (29,651)      (21,387)       (7,892)     (14,967)       (14,604)
                                                   ---------     ---------     ---------    ---------      ---------
       Net investment activity...................    (25,680)       (9,676)       25,337        5,083         (9,581)
                                                   ---------     ---------     ---------    ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0            0              0
     Realized gain (loss)........................    (60,924)        2,394        17,253      (79,085)       (81,567)
     Unrealized gain.............................    897,522             0        16,052      324,488        411,144
                                                   ---------     ---------     ---------    ---------      ---------
       Net gain on investments...................    836,598         2,394        33,305      245,403        329,577
                                                   ---------     ---------     ---------    ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......  $ 810,918     $  (7,282)    $  58,642    $ 250,486      $ 319,996
                                                   =========     =========     =========    =========      =========

                                                           OHIO NATIONAL FUND, INC.
                                                   -----------------------------------------
                                                     CAPITAL                   INTERNATIONAL
                                                   APPRECIATION   DISCOVERY      SMALL CO.
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ----------   -------------
                                                       2003          2003          2003
                                                   ------------   ----------   -------------
Investment activity:
  Reinvested dividends...........................   $   3,490     $       0      $     573
  Risk & administrative expense (note 3).........     (17,766)      (24,461)        (3,472)
                                                    ---------     ---------      ---------
       Net investment activity...................     (14,276)      (24,461)        (2,899)
                                                    ---------     ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................           0             0              0
     Realized gain (loss)........................     (12,380)     (151,995)       (20,751)
     Unrealized gain.............................     403,072       772,401        137,699
                                                    ---------     ---------      ---------
       Net gain on investments...................     390,692       620,406        116,948
                                                    ---------     ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......   $ 376,416     $ 595,945      $ 114,049
                                                    =========     =========      =========

                                                                         OHIO NATIONAL FUND, INC.
                                                   --------------------------------------------------------------------
                                                                                                             SOCIAL
                                                   AGGRESSIVE    SMALL CAP       MID CAP        S&P         AWARENESS
                                                     GROWTH        GROWTH      OPPORTUNITY   500 INDEX     SUBACCOUNT
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     (NOTE 5)
                                                   ----------   ------------   -----------   ----------   -------------
                                                      2003          2003          2003          2003          2003
                                                   ----------   ------------   -----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $       0     $       0      $     570    $  35,551      $     530
  Risk & administrative expense (note 3).........     (5,490)       (3,636)       (20,638)     (39,013)          (389)
                                                   ---------     ---------      ---------    ---------      ---------
       Net investment activity...................     (5,490)       (3,636)       (20,068)      (3,462)           141
                                                   ---------     ---------      ---------    ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0              0            0              0
     Realized gain (loss)........................    (24,223)      (37,916)       (66,801)     (82,280)       (49,400)
     Unrealized gain.............................    140,358       143,786        670,857      791,598         54,712
                                                   ---------     ---------      ---------    ---------      ---------
       Net gain on investments...................    116,135       105,870        604,056      709,318          5,312
                                                   ---------     ---------      ---------    ---------      ---------
          Net increase in contract owners'
            equity from operations...............  $ 110,645     $ 102,234      $ 583,988    $ 705,856      $   5,453
                                                   =========     =========      =========    =========      =========

                                                          OHIO NATIONAL FUND, INC.
                                                   ---------------------------------------
                                                                    EQUITY
                                                                    INCOME     HIGH INCOME
                                                    BLUE CHIP     SUBACCOUNT      BOND
                                                    SUBACCOUNT     (NOTE 5)    SUBACCOUNT
                                                   ------------   ----------   -----------
                                                       2003          2003         2003
                                                   ------------   ----------   -----------
Investment activity:
  Reinvested dividends...........................   $   1,232     $     100     $  12,823
  Risk & administrative expense (note 3).........      (1,101)          (70)       (2,077)
                                                    ---------     ---------     ---------
       Net investment activity...................         131            30        10,746
                                                    ---------     ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................           0             0             0
     Realized gain (loss)........................         665        (1,337)           45
     Unrealized gain.............................      21,855         2,057        17,909
                                                    ---------     ---------     ---------
       Net gain on investments...................      22,520           720        17,954
                                                    ---------     ---------     ---------
          Net increase in contract owners'
            equity from operations...............   $  22,651     $     750     $  28,700
                                                    =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        OHIO NATIONAL FUND, INC.                        DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -------------------------------------------------   -------------------------------------------------
                             CAPITAL     NASDAQ-100                  BRYTON       FIRST                                  SECOND
                              GROWTH       INDEX       BRISTOL       GROWTH      QUARTER      FEBRUARY      MARCH       QUARTER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0      $   4       $     0      $   163       $  19        $   8       $   206
  Risk & administrative
     expense (note 3).....     (2,102)      (1,763)        (4)         (127)         (68)        (13)          (4)          (81)
                             --------     --------      -----       -------      -------       -----        -----       -------
       Net investment
          activity........     (2,102)      (1,763)         0          (127)          95           6            4           125
                             --------     --------      -----       -------      -------       -----        -----       -------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0          0             0            0           0            0             0
     Realized gain
       (loss).............     (9,094)       4,308          0         1,127          186        (649)         (56)          220
     Unrealized gain......     62,626       42,810        117           539        1,545         660          135         1,460
                             --------     --------      -----       -------      -------       -----        -----       -------
       Net gain on
          investments.....     53,532       47,118        117         1,666        1,731          11           79         1,680
                             --------     --------      -----       -------      -------       -----        -----       -------
          Net increase in
            contract
            owners'
            equity from
            operations....   $ 51,430     $ 45,355      $ 117       $ 1,539      $ 1,826       $  17        $  83       $ 1,805
                             ========     ========      =====       =======      =======       =====        =====       =======

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                                        THIRD                                  FOURTH
                               MAY          JUNE       QUARTER       AUGUST     SEPTEMBER     QUARTER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $   3        $   3        $  91        $   4        $   4        $  64        $   6        $   3
  Risk & administrative
     expense (note 3).....       (2)          (3)         (39)          (4)          (3)         (30)          (4)          (2)
                              -----        -----        -----        -----        -----        -----        -----        -----
       Net investment
          activity........        1            0           52            0            1           34            2            1
                              -----        -----        -----        -----        -----        -----        -----        -----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............        0            0            0            0            0            0            0            0
     Realized gain
       (loss).............     (126)        (107)          18         (101)         (38)         126          (55)         (86)
     Unrealized gain
       (loss).............      126           97          748           92           29          545           61           63
                              -----        -----        -----        -----        -----        -----        -----        -----
       Net gain (loss) on
          investments.....        0          (10)         766           (9)          (9)         671            6          (23)
                              -----        -----        -----        -----        -----        -----        -----        -----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $   1        $ (10)       $ 818        $  (9)       $  (8)       $ 705        $   8        $ (22)
                              =====        =====        =====        =====        =====        =====        =====        =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                              FIRST                                  SECOND                                 THIRD
                             QUARTER      FEBRUARY      MARCH       QUARTER        MAY          JUNE       QUARTER       AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $  92         $  2         $  2        $  24         $  1         $  1        $  29         $  1
  Risk & administrative
     expense (note 3).....      (52)          (1)          (1)         (13)          (1)          (1)         (13)          (1)
                              -----         ----         ----        -----         ----         ----        -----         ----
       Net investment
          activity........       40            1            1           11            0            0           16            0
                              -----         ----         ----        -----         ----         ----        -----         ----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............      233            0            0            0            0            0           27            0
     Realized loss........      (16)         (31)         (31)         (14)         (81)         (89)         (17)         (23)
     Unrealized gain......      469           46           54          230           84           83          107           19
                              -----         ----         ----        -----         ----         ----        -----         ----
       Net gain (loss) on
          investments.....      686           15           23          216            3           (6)         117           (4)
                              -----         ----         ----        -----         ----         ----        -----         ----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $ 726         $ 16         $ 24        $ 227         $  3         $ (6)       $ 133         $ (4)
                              =====         ====         ====        =====         ====         ====        =====         ====

                                                               DOW TARGET 5 PORTFOLIOS (NOTE 5)             JANUS ADVISER SERIES
                                                       -------------------------------------------------   -----------------------
                                                                      FOURTH
                                                       SEPTEMBER     QUARTER      NOVEMBER     DECEMBER      GROWTH     WORLDWIDE
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                          2003         2003         2003         2003         2003         2003
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................     $  1        $  18         $  2         $  1      $       0    $   3,572
  Risk & administrative expense (note 3).............       (1)          (9)          (1)          (1)        (6,863)      (6,667)
                                                          ----        -----         ----         ----      ---------    ---------
       Net investment activity.......................        0            9            1            0         (6,863)      (3,095)
                                                          ----        -----         ----         ----      ---------    ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................        0            4            0            0              0            0
     Realized gain (loss)............................      (10)         (14)         (10)         (28)       (16,484)     (45,937)
     Unrealized gain.................................        6          146           23           25        158,378      159,942
                                                          ----        -----         ----         ----      ---------    ---------
       Net gain (loss) on investments................       (4)         136           13           (3)       141,894      114,005
                                                          ----        -----         ----         ----      ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations...........     $ (4)       $ 145         $ 14         $ (3)     $ 135,031    $ 110,910
                                                          ====        =====         ====         ====      =========    =========

                                                          JANUS ADVISER SERIES
                                                       --------------------------
                                                                    INTERNATIONAL
                                                        BALANCED       GROWTH
                                                       SUBACCOUNT    SUBACCOUNT
                                                       ----------   -------------
                                                          2003         2003(f)
                                                       ----------   -------------
Investment activity:
  Reinvested dividends...............................  $  13,927        $   9
  Risk & administrative expense (note 3).............    (11,942)          (1)
                                                       ---------        -----
       Net investment activity.......................      1,985            8
                                                       ---------        -----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................          0            0
     Realized gain (loss)............................     (2,118)          64
     Unrealized gain.................................    112,092           29
                                                       ---------        -----
       Net gain (loss) on investments................    109,974           93
                                                       ---------        -----
          Net increase (decrease) in contract
            owners' equity from operations...........  $ 111,959        $ 101
                                                       =========        =====

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     STRONG VARIABLE INSURANCE FUNDS, INC.
                                                 ----------------------------------------------
                                                                   MULTI CAP        MID CAP
                                                 OPPORTUNITY II     VALUE II       GROWTH II
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 --------------   ------------   --------------
                                                      2003            2003            2003
                                                 --------------   ------------   --------------
Investment activity:
  Reinvested dividends.........................     $   183           $  4          $     0
  Risk & administrative expense (note 3).......      (2,950)           (36)          (1,843)
                                                 --------------   ------------   --------------
       Net investment activity.................      (2,767)           (32)          (1,843)
                                                 --------------   ------------   --------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................           0              0                0
     Realized gain (loss)......................      (2,985)            27           (7,948)
     Unrealized gain...........................      70,861            993           45,662
                                                 --------------   ------------   --------------
       Net gain on investments.................      67,876          1,020           37,714
                                                 --------------   ------------   --------------
          Net increase in contract owners'
            equity from operations.............     $65,109           $988          $35,871
                                                 ==============   ============   ==============

                                                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 ---------------------------------------
                                                  GROWTH &       CORE US       CAPITAL
                                                   INCOME        EQUITY        GROWTH
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 -----------   -----------   -----------
                                                    2003          2003          2003
                                                 -----------   -----------   -----------
Investment activity:
  Reinvested dividends.........................   $  1,539      $    351       $   385
  Risk & administrative expense (note 3).......     (1,357)         (480)       (1,341)
                                                 -----------   -----------   -----------
       Net investment activity.................        182          (129)         (956)
                                                 -----------   -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0             0             0
     Realized gain (loss)......................      1,878          (543)       (3,406)
     Unrealized gain...........................     20,883        10,253        24,439
                                                 -----------   -----------   -----------
       Net gain on investments.................     22,761         9,710        21,033
                                                 -----------   -----------   -----------
          Net increase in contract owners'
            equity from operations.............   $ 22,943      $  9,581       $20,077
                                                 ===========   ===========   ===========

                                                      VAN KAMPEN UNIVERSAL              LAZARD RETIREMENT
                                                 INSTITUTIONAL FUNDS -- CLASS I           SERIES, INC.
                                                 -------------------------------   ---------------------------
                                                       US            CORE PLUS        EMERGING
                                                   REAL ESTATE     FIXED INCOME        MARKET       SMALL CAP
                                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                 ---------------   -------------   --------------   ----------
                                                      2003            2003(f)           2003           2003
                                                 ---------------   -------------   --------------   ----------
Investment activity:
  Reinvested dividends.........................      $    0             $ 0           $    74        $      0
  Risk & administrative expense (note 3).......        (334)             (3)           (1,645)         (4,633)
                                                     ------             ---           -------        --------
       Net investment activity.................        (334)             (3)           (1,571)         (4,633)
                                                     ------             ---           -------        --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................           0               0                 0               0
     Realized gain (loss)......................        (817)              0             6,551             (71)
     Unrealized gain...........................       6,800              18            52,272         117,064
                                                     ------             ---           -------        --------
       Net gain on investments.................       5,983              18            58,823         116,993
                                                     ------             ---           -------        --------
          Net increase in contract owners'
            equity from operations.............      $5,649             $15           $57,252        $112,360
                                                     ======             ===           =======        ========

                                                       FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                 FUND SERVICE CLASS 2
                                                 ----------------------------------------------------
                                                    VIP          VIP          VIP            VIP
                                                  MID-CAP     CONTRAFUND     GROWTH     EQUITY INCOME
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   ----------   -------------
                                                    2003         2003         2003         2003(f)
                                                 ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends.........................   $    751     $   413      $   179        $     0
  Risk & administrative expense (note 3).......     (5,648)     (2,952)      (2,962)           (85)
                                                  --------     -------      -------        -------
       Net investment activity.................     (4,897)     (2,539)      (2,783)           (85)
                                                  --------     -------      -------        -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0           0            0              0
     Realized gain (loss)......................      3,155       3,346        3,793              2
     Unrealized gain...........................    159,633      59,719       62,014          2,764
                                                  --------     -------      -------        -------
       Net gain on investments.................    162,788      63,065       65,807          2,766
                                                  --------     -------      -------        -------
          Net increase in contract owners'
            equity from operations.............   $157,891     $60,526      $63,024        $ 2,681
                                                  ========     =======      =======        =======

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS      J.P. MORGAN SERIES TRUST II
                                                ---------------------------------------------------   ---------------------------
                                                   NEW        INVESTORS      MID CAP       TOTAL          SMALL         MID CAP
                                                DISCOVERY    GROWTH STOCK     GROWTH       RETURN        COMPANY         VALUE
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                ----------   ------------   ----------   ----------   -------------   -----------
                                                   2003          2003          2003         2003          2003           2003
                                                ----------   ------------   ----------   ----------   -------------   -----------
Investment activity:
  Reinvested dividends........................   $     0        $    0        $    0      $ 2,205        $    0         $   421
  Risk & administrative expense (note 3)......      (308)         (338)         (334)      (2,393)         (296)         (1,828)
                                                 -------        ------        ------      -------        ------         -------
       Net investment activity................      (308)         (338)         (334)        (188)         (296)         (1,407)
                                                 -------        ------        ------      -------        ------         -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0             0             0            0             0               0
     Realized gain (loss).....................        21           354           749         (180)          260           1,544
     Unrealized gain..........................     7,333         5,103         7,179       28,053         5,015          35,549
                                                 -------        ------        ------      -------        ------         -------
       Net gain on investments................     7,354         5,457         7,928       27,873         5,275          37,093
                                                 -------        ------        ------      -------        ------         -------
          Net increase in contract owners'
            equity from operations............   $ 7,046        $5,119        $7,594      $27,685        $4,979         $35,686
                                                 =======        ======        ======      =======        ======         =======

                                                                                           CALVERT
                                                                                           VARIABLE
                                                  PIMCO VARIABLE INSURANCE TRUST --      SERIES, INC.     DREYFUS
                                                        ADMINISTRATIVE SHARES            ------------     VARIABLE
                                                --------------------------------------                   INVESTMENT
                                                                                            SOCIAL          FUND
                                                   REAL         TOTAL         GLOBAL        EQUITY      ------------
                                                  RETURN        RETURN         BOND       SUBACCOUNT    APPRECIATION
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     (NOTE 5)      SUBACCOUNT
                                                ----------   ------------   ----------   ------------   ------------
                                                   2003          2003          2003        2003(E)        2003(D)
                                                ----------   ------------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends........................   $ 1,705        $1,290        $1,340        $    14        $   17
  Risk & administrative expense (note 3)......    (1,104)         (648)         (835)          (947)           (5)
                                                ----------   ------------   ----------   ------------   ------------
       Net investment activity................       601           642           505           (933)           12
                                                ----------   ------------   ----------   ------------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................     2,381           608           737              0             0
     Realized gain............................     1,016           435            81          3,622            58
     Unrealized gain (loss)...................       493          (404)        4,682         15,828            54
                                                ----------   ------------   ----------   ------------   ------------
       Net gain on investments................     3,890           639         5,500         19,450           112
                                                ----------   ------------   ----------   ------------   ------------
          Net increase in contract owners'
            equity from operations............   $ 4,491        $1,281        $6,005        $18,517        $  124
                                                ==========   ============   ==========   ============   ============

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(e) Period from May 2, 2003, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                                      PBHG
                                                                                                                   INSURANCE
                                                                                         THE PRUDENTIAL SERIES       SERIES
                                                                                               FUND, INC.             FUND
                                                                ROYCE CAPITAL FUND      ------------------------   ----------
                                                              -----------------------                 JENNISON      TECH. &
                                                              SMALL-CAP    MICRO-CAP     JENNISON    20/20 FOCUS     COMM.
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ----------   -----------   ----------
                                                               2003(d)      2003(d)      2003(f)       2003(f)      2003(f)
                                                              ----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends......................................    $    0       $    0         $0           $0           $ 0
  Risk & administrative expense (note 3)....................      (157)         (90)         0            0            (1)
                                                                ------       ------         --           --           ---
       Net investment activity..............................      (157)         (90)         0            0            (1)
                                                                ------       ------         --           --           ---
  Realized & unrealized gain on investments:
     Reinvested capital gains...............................     3,096        1,374          0            0             0
     Realized gain..........................................       120          428          0            0             1
     Unrealized gain........................................     1,156          506          1            2             3
                                                                ------       ------         --           --           ---
       Net gain on investments..............................     4,372        2,308          1            2             4
                                                                ------       ------         --           --           ---
          Net increase in contract owners' equity from
          operations........................................    $4,215       $2,218         $1           $2           $ 3
                                                                ======       ======         ==           ==           ===

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(f) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              OHIO NATIONAL FUND, INC.
                                                -----------------------------------------------------
                                                         EQUITY                   MONEY MARKET
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    -------------------------
                                                   2003          2002          2003          2002
                                                ----------    ----------    ----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (25,680)   $  (17,454)   $   (9,676)   $       138
  Reinvested capital gains....................           0             0             0              0
  Realized gain (loss)........................     (60,924)     (225,366)        2,394             42
  Unrealized gain (loss)......................     897,522      (158,276)            0              0
                                                ----------    ----------    ----------    -----------
     Net increase (decrease) in contract
       owners' equity from operations.........     810,918      (401,096)       (7,282)           180
                                                ----------    ----------    ----------    -----------
Equity transactions:
  Contract purchase payments..................     594,595       669,073     1,021,206      1,513,219
  Transfers from fixed & other subaccounts....      70,750        48,635       205,831        374,593
  Withdrawals, surrenders & death benefit
     payments (note 3)........................    (232,064)     (527,111)     (801,803)    (1,000,212)
  Transfers to fixed & other subaccounts......     (27,307)      (63,884)     (556,902)      (348,992)
                                                ----------    ----------    ----------    -----------
     Net equity transactions..................     405,974       126,713      (131,668)       538,608
                                                ----------    ----------    ----------    -----------
       Net change in contract owners'
          equity..............................   1,216,892      (274,383)     (138,950)       538,788
                                                ----------    ----------    ----------    -----------
Contract owners' equity:
  Beginning of period.........................   1,688,591     1,962,974     1,463,584        924,796
                                                ----------    ----------    ----------    -----------
  End of period...............................  $2,905,483    $1,688,591    $1,324,634    $ 1,463,584
                                                ==========    ==========    ==========    ===========
Change in units:
  Beginning units.............................     123,529       115,133       113,201         71,555
                                                ----------    ----------    ----------    -----------
  Units purchased.............................      42,327        47,156       104,916        166,725
  Units redeemed..............................     (16,621)      (38,760)     (115,043)      (125,079)
                                                ----------    ----------    ----------    -----------
  Ending units................................     149,235       123,529       103,074        113,201
                                                ==========    ==========    ==========    ===========

                                                            OHIO NATIONAL FUND, INC.
                                                -------------------------------------------------
                                                        BOND                       OMNI
                                                     SUBACCOUNT                 SUBACCOUNT
                                                ---------------------    ------------------------
                                                  2003         2002         2003          2002
                                                ---------    --------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  25,337    $ 20,779    $    5,083    $    6,585
  Reinvested capital gains....................          0           0             0             0
  Realized gain (loss)........................     17,253         250       (79,085)     (122,382)
  Unrealized gain (loss)......................     16,052      11,107       324,488      (187,796)
                                                ---------    --------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     58,642      32,136       250,486      (303,593)
                                                ---------    --------    ----------    ----------
Equity transactions:
  Contract purchase payments..................    149,653     151,993       196,464       243,289
  Transfers from fixed & other subaccounts....    260,994     205,322        14,763           496
  Withdrawals, surrenders & death benefit
     payments (note 3)........................    (65,284)    (90,127)     (125,625)     (189,907)
  Transfers to fixed & other subaccounts......   (325,193)    (88,994)      (18,107)      (70,932)
                                                ---------    --------    ----------    ----------
     Net equity transactions..................     20,170     178,194        67,495       (17,054)
                                                ---------    --------    ----------    ----------
       Net change in contract owners'
          equity..............................     78,812     210,330       317,981      (320,647)
                                                ---------    --------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................    533,348     323,018       981,763     1,302,410
                                                ---------    --------    ----------    ----------
  End of period...............................  $ 612,160    $533,348    $1,299,744    $  981,763
                                                =========    ========    ==========    ==========
Change in units:
  Beginning units.............................     34,951      22,694       101,108       102,201
                                                ---------    --------    ----------    ----------
  Units purchased.............................     10,932      24,340        19,811        22,122
  Units redeemed..............................     (9,076)    (12,083)      (13,420)      (23,215)
                                                ---------    --------    ----------    ----------
  Ending units................................     36,807      34,951       107,499       101,108
                                                =========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                               OHIO NATIONAL FUND, INC.
                                                 ----------------------------------------------------
                                                      INTERNATIONAL            CAPITAL APPRECIATION
                                                        SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------
                                                    2003          2002          2003          2002
                                                 ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (9,581)   $  (11,960)   $  (14,276)   $  (14,294)
  Reinvested capital gains.....................           0             0             0        11,269
  Realized loss................................     (81,567)     (165,000)      (12,380)      (42,909)
  Unrealized gain..............................     411,144       (96,029)      403,072      (262,450)
                                                 ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........     319,996      (272,989)      376,416      (308,384)
                                                 ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................     262,796       234,174       313,740       430,877
  Transfers from fixed & other subaccounts.....      27,542        18,988        31,370       105,571
  Withdrawals, surrenders & death benefit
     payments (note 3).........................    (147,981)     (182,304)     (169,760)     (300,979)
  Transfers to fixed & other subaccounts.......      (9,790)      (71,255)      (24,446)     (149,971)
                                                 ----------    ----------    ----------    ----------
     Net equity transactions...................     132,567          (397)      150,904        85,498
                                                 ----------    ----------    ----------    ----------
       Net change in contract owners' equity...     452,563      (273,386)      527,320      (222,886)
                                                 ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................     964,790     1,238,176     1,141,443     1,364,329
                                                 ----------    ----------    ----------    ----------
  End of period................................  $1,417,353    $  964,790    $1,668,763    $1,141,443
                                                 ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     106,506       107,016        62,081        58,461
                                                 ----------    ----------    ----------    ----------
  Units purchased..............................      28,763        23,888        17,311        25,912
  Units redeemed...............................     (15,673)      (24,398)       (9,455)      (22,292)
                                                 ----------    ----------    ----------    ----------
  Ending units.................................     119,596       106,506        69,937        62,081
                                                 ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                 ------------------------------------------------
                                                        DISCOVERY            INTERNATIONAL SMALL
                                                        SUBACCOUNT            COMPANY SUBACCOUNT
                                                 ------------------------    --------------------
                                                    2003          2002         2003        2002
                                                 ----------    ----------    --------    --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (24,461)   $  (27,303)   $ (2,899)   $ (2,918)
  Reinvested capital gains.....................           0             0           0           0
  Realized loss................................    (151,995)     (407,547)    (20,751)    (44,286)
  Unrealized gain..............................     772,401      (430,985)    137,699       4,982
                                                 ----------    ----------    --------    --------
     Net increase (decrease) in contract
       owners' equity from operations..........     595,945      (865,835)    114,049     (42,222)
                                                 ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments...................     411,235       548,416      83,786      80,460
  Transfers from fixed & other subaccounts.....      15,109        37,668      45,077      16,704
  Withdrawals, surrenders & death benefit
     payments (note 3).........................    (251,552)     (570,494)    (46,352)    (54,623)
  Transfers to fixed & other subaccounts.......     (80,774)     (225,310)    (19,711)    (21,627)
                                                 ----------    ----------    --------    --------
     Net equity transactions...................      94,018      (209,720)     62,800      20,914
                                                 ----------    ----------    --------    --------
       Net change in contract owners' equity...     689,963    (1,075,555)    176,849     (21,308)
                                                 ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period..........................   1,518,010     2,593,565     204,292     225,600
                                                 ----------    ----------    --------    --------
  End of period................................  $2,207,973    $1,518,010    $381,141    $204,292
                                                 ==========    ==========    ========    ========
Change in units:
  Beginning units..............................      90,903       103,072      18,382      17,022
                                                 ----------    ----------    --------    --------
  Units purchased..............................      23,482        27,422       9,035       7,020
  Units redeemed...............................     (17,046)      (39,591)     (4,835)     (5,660)
                                                 ----------    ----------    --------    --------
  Ending units.................................      97,339        90,903      22,582      18,382
                                                 ==========    ==========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------
                                                     AGGRESSIVE GROWTH        SMALL CAP GROWTH
                                                        SUBACCOUNT               SUBACCOUNT
                                                   ---------------------    ---------------------
                                                     2003        2002         2003        2002
                                                   --------    ---------    --------    ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $ (5,490)   $  (4,611)   $ (3,636)   $  (3,714)
  Reinvested capital gains.......................         0            0           0            0
  Realized loss..................................   (24,223)     (71,375)    (37,916)    (115,964)
  Unrealized gain (loss).........................   140,358      (42,407)    143,786       14,361
                                                   --------    ---------    --------    ---------
     Net increase (decrease) in contract owners'
       equity from operations....................   110,645     (118,393)    102,234     (105,317)
                                                   --------    ---------    --------    ---------
Equity transactions:
  Contract purchase payments.....................   140,193      169,186      74,169      126,589
  Transfers from fixed & other subaccounts.......    25,117        4,841      39,906       65,929
  Withdrawals, surrenders & death benefit
     payments (note 3)...........................   (57,174)    (108,616)    (53,306)    (103,696)
  Transfers to fixed & other subaccounts.........   (20,956)     (14,082)    (67,796)     (82,761)
                                                   --------    ---------    --------    ---------
     Net equity transactions.....................    87,180       51,329      (7,027)       6,061
                                                   --------    ---------    --------    ---------
       Net change in contract owners' equity.....   197,825      (67,064)     95,207      (99,256)
                                                   --------    ---------    --------    ---------
Contract owners' equity:
  Beginning of period............................   312,156      379,220     223,476      322,732
                                                   --------    ---------    --------    ---------
  End of period..................................  $509,981    $ 312,156    $318,683    $ 223,476
                                                   ========    =========    ========    =========
Change in units:
  Beginning units................................    59,086       51,052      31,437       31,749
                                                   --------    ---------    --------    ---------
  Units purchased................................    26,907       26,986      13,693       22,192
  Units redeemed.................................   (11,590)     (18,952)    (13,871)     (22,504)
                                                   --------    ---------    --------    ---------
  Ending units...................................    74,403       59,086      31,259       31,437
                                                   ========    =========    ========    =========

                                                                 OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------------
                                                     MID CAP OPPORTUNITY            S&P 500 INDEX
                                                          SUBACCOUNT                  SUBACCOUNT
                                                   ------------------------    ------------------------
                                                      2003          2002          2003          2002
                                                   ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (20,068)   $  (19,946)   $   (3,462)   $   (5,466)
  Reinvested capital gains.......................           0             0             0             0
  Realized loss..................................     (66,801)     (166,034)      (82,280)     (199,064)
  Unrealized gain (loss).........................     670,857      (287,538)      791,598      (516,724)
                                                   ----------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity from operations....................     583,988      (473,518)      705,856      (721,254)
                                                   ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments.....................     286,392       459,144       741,139     1,026,788
  Transfers from fixed & other subaccounts.......      50,392        17,884        40,010        65,543
  Withdrawals, surrenders & death benefit
     payments (note 3)...........................    (324,357)     (371,730)     (456,269)     (622,941)
  Transfers to fixed & other subaccounts.........     (26,620)     (165,286)      (63,151)     (191,272)
                                                   ----------    ----------    ----------    ----------
     Net equity transactions.....................     (14,193)      (59,988)      261,729       278,118
                                                   ----------    ----------    ----------    ----------
       Net change in contract owners' equity.....     569,795      (533,506)      967,585      (443,136)
                                                   ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period............................   1,274,371     1,807,877     2,436,783     2,879,919
                                                   ----------    ----------    ----------    ----------
  End of period..................................  $1,844,166    $1,274,371    $3,404,368    $2,436,783
                                                   ==========    ==========    ==========    ==========
Change in units:
  Beginning units................................      98,055       102,074       202,583       182,773
                                                   ----------    ----------    ----------    ----------
  Units purchased................................      22,444        32,109        59,686        78,097
  Units redeemed.................................     (22,228)      (36,128)      (37,893)      (58,287)
                                                   ----------    ----------    ----------    ----------
  Ending units...................................      98,271        98,055       224,376       202,583
                                                   ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        OHIO NATIONAL FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                               SOCIAL AWARENESS      BLUE CHIP           EQUITY INCOME         HIGH INCOME BOND
                                              SUBACCOUNT (NOTE 5)   SUBACCOUNT         SUBACCOUNT (NOTE 5)        SUBACCOUNT
                                       --------------------------------------------    -------------------    -------------------
                                         2003         2002        2003       2002        2003       2002        2003       2002
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $     141    $ (1,334)   $    131    $   (61)   $     30    $    28    $ 10,746    $ 4,124
  Reinvested capital gains...........          0           0           0          0           0          0           0          0
  Realized gain (loss)...............    (49,400)    (16,933)        665       (638)     (1,337)      (409)         45       (244)
  Unrealized gain (loss).............     54,712     (16,719)     21,855     (3,869)      2,057     (1,478)     17,909     (1,939)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
     Net increase (decrease) in
       contract owners' equity from
       operations....................      5,453     (34,986)     22,651     (4,568)        750     (1,859)     28,700      1,941
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Equity transactions:
  Contract purchase payments.........     12,789      36,344      51,398     39,452       4,079     12,744     118,331     46,100
  Transfers from fixed & other
     subaccounts.....................      1,676           0      32,242        917           0      2,000      20,294      7,672
  Withdrawals, surrenders & death
     benefit payments (note 3).......     (4,226)    (17,193)     (6,425)    (3,467)       (191)      (784)    (15,235)    (1,991)
  Transfers to fixed & other
     subaccounts.....................   (100,978)    (12,777)     (7,322)    (1,877)    (20,662)    (1,683)     (2,904)    (2,937)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
     Net equity transactions.........    (90,739)      6,374      69,893     35,025     (16,774)    12,277     120,486     48,844
                                       ---------    --------    --------    -------    --------    -------    --------    -------
       Net change in contract owners'
          equity.....................    (85,286)    (28,612)     92,544     30,457     (16,024)    10,418     149,186     50,785
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Contract owners' equity:
  Beginning of period................     85,286     113,898      40,957     10,500      16,024      5,606      72,604     21,819
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  End of period......................  $       0    $ 85,286    $133,501    $40,957    $      0    $16,024    $221,790    $72,604
                                       =========    ========    ========    =======    ========    =======    ========    =======
Change in units:
  Beginning units....................     16,064      15,174       5,280      1,076       2,505        684       7,301      2,250
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  Units purchased....................      2,404       6,072       9,540      4,865         645      2,195      12,778      5,543
  Units redeemed.....................    (18,468)     (5,182)     (1,040)      (661)     (3,150)      (374)     (1,669)      (492)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  Ending units.......................          0      16,064      13,780      5,280           0      2,505      18,410      7,301
                                       =========    ========    ========    =======    ========    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                            OHIO NATIONAL FUND, INC.
                                               ----------------------------------------------------------------------------------
                                                  CAPITAL GROWTH         NASDAQ-100 INDEX       BRISTOL         BRYTON GROWTH
                                                    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               --------------------    --------------------    ----------    --------------------
                                                 2003        2002        2003        2002         2003         2003      2002(b)
                                               --------    --------    --------    --------    ----------    --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ (2,102)   $ (1,518)   $ (1,763)   $   (453)     $    0      $   (127)     $ (1)
  Reinvested capital gains...................         0           0           0           0           0             0         0
  Realized gain (loss).......................    (9,094)    (36,731)      4,308      (6,895)          0         1,127         0
  Unrealized gain (loss).....................    62,626     (27,515)     42,810     (10,187)        117           539         7
                                               --------    --------    --------    --------      ------      --------      ----
     Net increase (decrease) in contract
      owners' equity from operations.........    51,430     (65,764)     45,355     (17,535)        117         1,539         6
                                               --------    --------    --------    --------      ------      --------      ----
Equity transactions:
  Contract purchase payments.................    69,313      93,970      57,842      59,282       1,358         2,100         0
  Transfers from fixed & other subaccounts...     4,209       1,003      45,591      46,975           0        24,398       500
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (15,484)    (26,361)     (8,895)     (2,207)          0             0         0
  Transfers to fixed & other subaccounts.....    (1,697)    (17,103)    (40,022)    (26,661)          0       (14,742)        0
                                               --------    --------    --------    --------      ------      --------      ----
     Net equity transactions.................    56,341      51,509      54,516      77,389       1,358        11,756       500
                                               --------    --------    --------    --------      ------      --------      ----
       Net change in contract owners'
        equity...............................   107,771     (14,255)     99,871      59,854       1,475        13,295       506
                                               --------    --------    --------    --------      ------      --------      ----
Contract owners' equity:
  Beginning of period........................   105,408     119,663      78,324      18,470           0           506         0
                                               --------    --------    --------    --------      ------      --------      ----
  End of period..............................  $213,179    $105,408    $178,195    $ 78,324      $1,475      $ 13,801      $506
                                               ========    ========    ========    ========      ======      ========      ====
Change in units:
  Beginning units............................    21,126      13,710      31,591       4,606           0            74         0
                                               --------    --------    --------    --------      ------      --------      ----
  Units purchased............................    13,112      15,621      24,269      35,683         144         2,501        74
  Units redeemed.............................    (3,330)     (8,205)     (6,596)     (8,698)          0        (1,062)        0
                                               --------    --------    --------    --------      ------      --------      ----
  Ending units...............................    30,908      21,126      49,264      31,591         144         1,513        74
                                               ========    ========    ========    ========      ======      ========      ====

---------------

(b) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    -----------------------------------------------------------------------------
                                                     FIRST QUARTER         FEBRUARY              MARCH           SECOND QUARTER
                                                      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    ---------------    -----------------    ----------------    -----------------
                                                     2003      2002     2003       2002      2003      2002      2003       2002
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $    95    $  8    $     6    $   85    $     4    $  20    $   125    $   25
  Reinvested capital gains........................        0       0          0         0          0       11          0         0
  Realized gain (loss)............................      186      (3)      (649)       (9)       (56)      (3)       220        (3)
  Unrealized gain (loss)..........................    1,545     (65)       660      (452)       135     (152)     1,460      (140)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
     Net increase (decrease) in contract owners'
      equity from operations......................    1,826     (60)        17      (376)        83     (124)     1,805      (118)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Equity transactions:
  Contract purchase payments......................    1,115     375        548       579        982      475      1,757       400
  Transfers from fixed & other subaccounts........    8,069       0      1,771         0      1,358        0     13,653         0
  Withdrawals, surrenders & death benefit payments
     (note 3).....................................     (281)     (4)         0        (8)         0       (6)      (316)       (8)
  Transfers to fixed & other subaccounts..........   (3,213)      0     (5,207)        0     (3,047)       0     (6,746)        0
                                                    -------    ----    -------    ------    -------    -----    -------    ------
     Net equity transactions......................    5,690     371     (2,888)      571       (707)     469      8,348       392
                                                    -------    ----    -------    ------    -------    -----    -------    ------
       Net change in contract owners' equity......    7,516     311     (2,871)      195       (624)     345     10,153       274
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Contract owners' equity:
  Beginning of period.............................      423     112      2,871     2,676        624      279      1,052       778
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  End of period...................................  $ 7,939    $423    $     0    $2,871    $     0    $ 624    $11,205    $1,052
                                                    =======    ====    =======    ======    =======    =====    =======    ======
Change in units:
  Beginning units.................................       49      12        307       254         62       24        107        73
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  Units purchased.................................      741      38         64        54        107       38        845        35
  Units redeemed..................................      (40)     (1)      (371)       (1)      (169)       0        (49)       (1)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  Ending units....................................      750      49          0       307          0       62        903       107
                                                    =======    ====    =======    ======    =======    =====    =======    ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                           MAY                 JUNE            THIRD QUARTER          AUGUST
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     ----------------    ----------------    -----------------    ---------------
                                                      2003      2002      2003      2002      2003       2002      2003      2002
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $     1    $  11    $     0    $  11    $    52    $   14    $     0    $ 12
  Reinvested capital gains.........................        0        0          0        0          0         0          0       0
  Realized gain (loss).............................     (126)      (4)      (107)      (5)        18        (5)      (101)     (5)
  Unrealized gain (loss)...........................      126     (101)        97      (85)       748       (34)        92     (65)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.......................        1      (94)       (10)     (79)       818       (25)        (9)    (58)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Equity transactions:
  Contract purchase payments.......................        0      348          0      634      2,102       833          3     455
  Transfers from fixed & other subaccounts.........      770        0        794        0      3,090         0      1,882       0
  Withdrawals, surrenders & death benefit payments
     (note 3)......................................        0       (6)         0     (314)       (66)      (18)       (80)    (11)
  Transfers to fixed & other subaccounts...........   (1,373)       0     (1,452)       0     (1,889)        0     (2,701)      0
                                                     -------    -----    -------    -----    -------    ------    -------    ----
     Net equity transactions.......................     (603)     342       (658)     320      3,237       815       (896)    444
                                                     -------    -----    -------    -----    -------    ------    -------    ----
       Net change in contract owners' equity.......     (602)     248       (668)     241      4,055       790       (905)    386
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Contract owners' equity:
  Beginning of period..............................      602      354        668      427      1,238       448        905     519
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  End of period....................................  $     0    $ 602    $     0    $ 668    $ 5,293    $1,238    $     0    $905
                                                     =======    =====    =======    =====    =======    ======    =======    ====
Change in units:
  Beginning units..................................       59       32         70       41        124        40         94      49
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  Units purchased..................................        0       28          0       58        322        85          0      46
  Units redeemed...................................      (59)      (1)       (70)     (29)       (15)       (1)       (94)     (1)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  Ending units.....................................        0       59          0       70        431       124          0      94
                                                     =======    =====    =======    =====    =======    ======    =======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                       --------------------------------------------------------------------------
                                                          SEPTEMBER        FOURTH QUARTER         NOVEMBER           DECEMBER
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ---------------    -----------------    ---------------    ---------------
                                                        2003      2002     2003       2002      2003      2002     2003      2002
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $     1    $ 10    $    34    $    9    $     2    $  9    $     1    $  7
  Reinvested capital gains...........................        0       0          0         0          0       0          0       0
  Realized gain (loss)...............................      (38)      0        126         0        (55)      0        (86)     (1)
  Unrealized gain (loss).............................       29     (35)       545       (17)        61     (80)        63     (64)
                                                       -------    ----    -------    ------    -------    ----    -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.........................       (8)    (25)       705        (8)         8     (71)       (22)    (58)
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Equity transactions:
  Contract purchase payments.........................        0     228      1,833       394          8     464          7     285
  Transfers from fixed & other subaccounts...........      781       0      2,530         0      1,322       0        690       0
  Withdrawals, surrenders & death benefit payments
     (note 3)........................................        0      (6)      (180)       (4)         0      (4)         0       0
  Transfers to fixed & other subaccounts.............   (1,526)      0     (1,242)        0     (2,310)      0     (1,258)      0
                                                       -------    ----    -------    ------    -------    ----    -------    ----
     Net equity transactions.........................     (745)    222      2,941       390       (980)    460       (561)    285
                                                       -------    ----    -------    ------    -------    ----    -------    ----
       Net change in contract owners' equity.........     (753)    197      3,646       382       (972)    389       (583)    227
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Contract owners' equity:
  Beginning of period................................      753     556      1,090       708        972     583        583     356
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  End of period......................................  $     0    $753    $ 4,736    $1,090    $     0    $972    $     0    $583
                                                       =======    ====    =======    ======    =======    ====    =======    ====
Change in units:
  Beginning units....................................       83      56        104        63        124      64         71      37
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  Units purchased....................................        0      28        290        42          1      61          1      34
  Units redeemed.....................................      (83)     (1)       (25)       (1)      (125)     (1)       (72)      0
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  Ending units.......................................        0      83        369       104          0     124          0      71
                                                       =======    ====    =======    ======    =======    ====    =======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                               DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                             --------------------------------------------------------------------
                                                              FIRST QUARTER        FEBRUARY           MARCH        SECOND QUARTER
                                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                             ----------------    -------------    -------------    --------------
                                                              2003      2002     2003     2002    2003     2002     2003     2002
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..................................  $   40    $   55    $   1    $  6    $   1    $  4    $   11    $  5
  Reinvested capital gains.................................     233         0        0       1        0       1         0       0
  Realized gain (loss).....................................     (16)        1      (31)     (2)     (31)     (1)      (14)     (9)
  Unrealized gain (loss)...................................     469      (528)      46     (41)      54     (38)      230     (37)
                                                             ------    ------    -----    ----    -----    ----    ------    ----
     Net increase (decrease) in contract owners' equity
      from operations......................................     726      (472)      16     (36)      24     (34)      227     (41)
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Equity transactions:
  Contract purchase payments...............................     245        88      106     253      185     138       408     165
  Transfers from fixed & other subaccounts.................   1,243         0      249       0      168       0       798       0
  Withdrawals, surrenders & death benefit payments (note
     3)....................................................    (100)       (2)       0      (4)       0      (3)      (11)     (4)
  Transfers to fixed & other subaccounts...................    (372)        0     (672)      0     (570)      0      (293)      0
                                                             ------    ------    -----    ----    -----    ----    ------    ----
     Net equity transactions...............................   1,016        86     (317)    249     (217)    135       902     161
                                                             ------    ------    -----    ----    -----    ----    ------    ----
       Net change in contract owners' equity...............   1,742      (386)    (301)    213     (193)    101     1,129     120
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Contract owners' equity:
  Beginning of period......................................   2,960     3,346      301      88      193      92       317     197
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  End of period............................................  $4,702    $2,960    $   0    $301    $   0    $193    $1,446    $317
                                                             ======    ======    =====    ====    =====    ====    ======    ====
Change in units:
  Beginning units..........................................     322       314       28       7       17       7        33      18
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  Units purchased..........................................     121         8       11      21       18      10        91      15
  Units redeemed...........................................      (9)        0      (39)      0      (35)      0        (1)      0
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  Ending units.............................................     434       322        0      28        0      17       123      33
                                                             ======    ======    =====    ====    =====    ====    ======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                              -----------------------------------------------------------------
                                                                   MAY             JUNE         THIRD QUARTER        AUGUST
                                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                              -------------    -------------    --------------    -------------
                                                              2003     2002    2003     2002     2003     2002    2003     2002
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   0    $  4    $   0    $  5    $   16    $  3    $   0    $  2
  Reinvested capital gains..................................      0       0        0       0        27       0        0       0
  Realized gain (loss)......................................    (81)     (2)     (89)     (2)      (17)     (2)     (23)     (1)
  Unrealized gain (loss)....................................     84     (46)      83     (41)      107     (26)      19      (7)
                                                              -----    ----    -----    ----    ------    ----    -----    ----
     Net increase (decrease) in contract owners' equity from
      operations............................................      3     (44)      (6)    (38)      133     (25)      (4)     (6)
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Equity transactions:
  Contract purchase payments................................      0     111        0      98       465     166      (14)    144
  Transfers from fixed & other subaccounts..................    156       0      154       0       925       0      191       0
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................      0      (4)       0      (3)      (13)     (6)       0      (5)
  Transfers to fixed & other subaccounts....................   (380)      0     (419)      0      (310)      0     (515)      0
                                                              -----    ----    -----    ----    ------    ----    -----    ----
     Net equity transactions................................   (224)    107     (265)     95     1,067     160     (338)    139
                                                              -----    ----    -----    ----    ------    ----    -----    ----
       Net change in contract owners' equity................   (221)     63     (271)     57     1,200     135     (342)    133
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Contract owners' equity:
  Beginning of period.......................................    221     158      271     214       345     210      342     209
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  End of period.............................................  $   0    $221    $   0    $271    $1,545    $345    $   0    $342
                                                              =====    ====    =====    ====    ======    ====    =====    ====
Change in units:
  Beginning units...........................................     23      14       30      20        36      19       30      18
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  Units purchased...........................................      0       9        0      10       106      17       (1)     12
  Units redeemed............................................    (23)      0      (30)      0        (1)      0      (29)      0
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  Ending units..............................................      0      23        0      30       141      36        0      30
                                                              =====    ====    =====    ====    ======    ====    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                              -----------------------------------------------------------------
                                                                SEPTEMBER      FOURTH QUARTER      NOVEMBER         DECEMBER
                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              -------------    --------------    -------------    -------------
                                                              2003     2002     2003     2002    2003     2002    2003     2002
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   0    $  3    $    9    $  3    $   1    $  2    $   0    $  2
  Reinvested capital gains..................................      0       0         4       0        0       0        0       0
  Realized gain (loss)......................................    (10)      0       (14)     (1)     (10)     (1)     (28)     (1)
  Unrealized gain (loss)....................................      6     (19)      146      (6)      23     (30)      25     (21)
                                                              -----    ----    ------    ----    -----    ----    -----    ----
     Net increase (decrease) in contract owners' equity from
      operations............................................     (4)    (16)      145      (4)      14     (29)      (3)    (20)
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Equity transactions:
  Contract purchase payments................................      0     102       409     126       (1)    103        0      73
  Transfers from fixed & other subaccounts..................    126       0       595       0      136       0       39       0
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................      0      (4)      (59)     (1)       0      (2)       0       0
  Transfers to fixed & other subaccounts....................   (410)      0      (150)      0     (403)      0     (192)      0
                                                              -----    ----    ------    ----    -----    ----    -----    ----
     Net equity transactions................................   (284)     98       795     125     (268)    101     (153)     73
                                                              -----    ----    ------    ----    -----    ----    -----    ----
       Net change in contract owners' equity................   (288)     82       940     121     (254)     72     (156)     53
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Contract owners' equity:
  Beginning of period.......................................    288     206       368     247      254     182      156     103
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  End of period.............................................  $   0    $288    $1,308    $368    $   0    $254    $   0    $156
                                                              =====    ====    ======    ====    =====    ====    =====    ====
Change in units:
  Beginning units...........................................     29      18        31      19       35      21       18       9
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  Units purchased...........................................      0      12        67      12        0      15        0       9
  Units redeemed............................................    (29)     (1)       (4)      0      (35)     (1)     (18)      0
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  Ending units..............................................      0      29        94      31        0      35        0      18
                                                              =====    ====    ======    ====    =====    ====    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          JANUS ADVISER SERIES
                                       ------------------------------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                              GROWTH              WORLDWIDE GROWTH              BALANCED               GROWTH
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                       ---------------------    ---------------------    -----------------------    -------------
                                         2003        2002         2003        2002          2003         2002          2003(f)
                                       --------    ---------    --------    ---------    ----------    ---------    -------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $ (6,863)   $  (4,792)   $ (3,095)   $  (4,244)   $    1,985    $   3,670       $    8
  Reinvested capital gains...........         0            0           0            0             0            0            0
  Realized gain (loss)...............   (16,484)     (44,199)    (45,937)    (106,440)       (2,118)     (23,705)          64
  Unrealized gain (loss).............   158,378      (61,441)    159,942      (27,152)      112,092      (28,112)          29
                                       --------    ---------    --------    ---------    ----------    ---------       ------
     Net increase (decrease) in
       contract owners' equity from
       operations....................   135,031     (110,432)    110,910     (137,836)      111,959      (48,147)         101
                                       --------    ---------    --------    ---------    ----------    ---------       ------
Equity transactions:
  Contract purchase payments.........   229,434      286,365     203,641      264,603       378,588      480,115            0
  Transfers from fixed & other
     subaccounts.....................     5,613       14,723      19,732       13,488        33,537       62,541          910
  Withdrawals, surrenders & death
     benefit payments (note 3).......   (28,684)     (94,906)    (38,584)    (153,681)      (68,263)    (190,124)           0
  Transfers to fixed & other
     subaccounts.....................   (41,395)     (29,244)    (47,221)     (50,183)      (41,684)     (66,583)           0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
     Net equity transactions.........   164,968      176,938     137,568       74,227       302,178      285,949          910
                                       --------    ---------    --------    ---------    ----------    ---------       ------
       Net change in contract owners'
          equity.....................   299,999       66,506     248,478      (63,609)      414,137      237,802        1,011
                                       --------    ---------    --------    ---------    ----------    ---------       ------
Contract owners' equity:
  Beginning of period................   380,584      314,078     386,909      450,518       677,838      440,036            0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  End of period......................  $680,583    $ 380,584    $635,387    $ 386,909    $1,091,975    $ 677,838       $1,011
                                       ========    =========    ========    =========    ==========    =========       ======
Change in units:
  Beginning units....................    69,415       41,550      61,168       52,002        73,680       44,094            0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  Units purchased....................    39,233       46,782      34,639       36,945        43,386       56,335           89
  Units redeemed.....................   (12,007)     (18,917)    (12,925)     (27,779)      (11,546)     (26,749)           0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  Ending units.......................    96,641       69,415      82,882       61,168       105,520       73,680           89
                                       ========    =========    ========    =========    ==========    =========       ======

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             STRONG VARIABLE ANNUITY FUNDS, INC.
                                                              ------------------------------------------------------------------
                                                                 OPPORTUNITY II       MULTI CAP VALUE II     MID CAP GROWTH II
                                                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                              --------------------    ------------------    --------------------
                                                                2003        2002       2003       2002        2003        2002
                                                              --------    --------    -------    -------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ (2,767)   $   (377)   $  (32)    $  (12)    $ (1,843)   $ (1,476)
  Reinvested capital gains..................................         0       3,339         0        125            0           0
  Realized gain (loss)......................................    (2,985)     (1,952)       27         (7)      (7,948)    (52,942)
  Unrealized gain (loss)....................................    70,861     (23,649)      993       (543)      45,662       1,954
                                                              --------    --------    ------     ------     --------    --------
     Net increase (decrease) in contract owners' equity from
      operations............................................    65,109     (22,639)      988       (437)      35,871     (52,464)
                                                              --------    --------    ------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................    75,932      93,555     1,013        595       58,029      64,213
  Transfers from fixed & other subaccounts..................    10,014      28,037         0      1,801       18,296      16,370
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................    (8,346)     (3,429)        0       (186)      (4,068)    (38,405)
  Transfers to fixed & other subaccounts....................   (28,276)     (2,306)        0          0      (11,573)    (17,450)
                                                              --------    --------    ------     ------     --------    --------
     Net equity transactions................................    49,324     115,857     1,013      2,210       60,684      24,728
                                                              --------    --------    ------     ------     --------    --------
       Net change in contract owners' equity................   114,433      93,218     2,001      1,773       96,555     (27,736)
                                                              --------    --------    ------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................   159,485      66,267     1,973        200       90,472     118,208
                                                              --------    --------    ------     ------     --------    --------
  End of period.............................................  $273,918    $159,485    $3,974     $1,973     $187,027    $ 90,472
                                                              ========    ========    ======     ======     ========    ========
Change in units:
  Beginning units...........................................    19,817       5,945       232         18       19,814      15,952
                                                              --------    --------    ------     ------     --------    --------
  Units purchased...........................................     6,701      14,530       110        233       13,669      15,545
  Units redeemed............................................    (1,340)       (658)        0        (19)      (2,553)    (11,683)
                                                              --------    --------    ------     ------     --------    --------
  Ending units..............................................    25,178      19,817       342        232       30,930      19,814
                                                              ========    ========    ======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              ----------------------------------------------------------------
                                                                GROWTH & INCOME        CORE US EQUITY        CAPITAL GROWTH
                                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                              -------------------    ------------------    -------------------
                                                                2003       2002       2003       2002        2003       2002
                                                              --------    -------    -------    -------    --------    -------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    182    $   648    $  (129)   $   (76)   $   (956)   $  (391)
  Reinvested capital gains..................................         0          0          0          0           0          0
  Realized gain (loss)......................................     1,878       (548)      (543)      (830)     (3,406)    (1,319)
  Unrealized gain (loss)....................................    20,883     (1,175)    10,253     (2,647)     24,439     (8,099)
                                                              --------    -------    -------    -------    --------    -------
     Net increase (decrease) in contract owners' equity from
      operations............................................    22,943     (1,075)     9,581     (3,553)     20,077     (9,809)
                                                              --------    -------    -------    -------    --------    -------
Equity transactions:
  Contract purchase payments................................    40,877     55,823     22,968     14,315      50,221     32,544
  Transfers from fixed & other subaccounts..................    27,012      6,118      3,634      2,856      82,137     33,045
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................   (19,171)    (5,334)    (1,387)    (1,515)     (2,867)    (3,244)
  Transfers to fixed & other subaccounts....................    (9,688)    (5,007)    (2,594)    (3,991)    (52,499)    (8,572)
                                                              --------    -------    -------    -------    --------    -------
     Net equity transactions................................    39,030     51,600     22,621     11,665      76,992     53,773
                                                              --------    -------    -------    -------    --------    -------
       Net change in contract owners' equity................    61,973     50,525     32,202      8,112      97,069     43,964
                                                              --------    -------    -------    -------    --------    -------
Contract owners' equity:
  Beginning of period.......................................    69,922     19,397     23,888     15,776      71,232     27,268
                                                              --------    -------    -------    -------    --------    -------
  End of period.............................................  $131,895    $69,922    $56,090    $23,888    $168,301    $71,232
                                                              ========    =======    =======    =======    ========    =======
Change in units:
  Beginning units...........................................     9,051      2,196      3,664      1,864      11,143      3,185
                                                              --------    -------    -------    -------    --------    -------
  Units purchased...........................................     8,284      8,087      3,662      2,477      14,406      8,772
  Units redeemed............................................    (3,421)    (1,232)      (592)      (677)     (3,985)      (814)
                                                              --------    -------    -------    -------    --------    -------
  Ending units..............................................    13,914      9,051      6,734      3,664      21,564     11,143
                                                              ========    =======    =======    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                               VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                        FUNDS -- CLASS I
                                               -----------------------------------          LAZARD RETIREMENT SERIES, INC.
                                                                       CORED PLUS     -------------------------------------------
                                                 US REAL ESTATE       FIXED INCOME      EMERGING MARKET           SMALL CAP
                                                   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                               -------------------    ------------    -------------------    --------------------
                                                2003        2002        2003(f)         2003       2002        2003        2002
                                               -------    --------    ------------    --------    -------    --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (334)   $    351       $   (3)      $ (1,571)   $    (2)   $ (4,633)   $ (2,551)
  Reinvested capital gains...................        0         286            0              0          0           0         941
  Realized gain (loss).......................     (817)      1,238            0          6,551         17         (71)        295
  Unrealized gain (loss).....................    6,800      (1,107)          18         52,272     (1,478)    117,064     (43,596)
                                               -------    --------       ------       --------    -------    --------    --------
     Net increase (decrease) in contract
       owners' equity from operations........    5,649         768           15         57,252     (1,463)    112,360     (44,911)
                                               -------    --------       ------       --------    -------    --------    --------
Equity transactions:
  Contract purchase payments.................   15,264       3,082          122         85,415     40,224     127,972      91,709
  Transfers from fixed & other subaccounts...   11,351      12,446        1,000         24,860     20,864      59,337     131,885
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (1,086)    (12,602)           0        (18,796)      (156)    (16,261)    (24,794)
  Transfers to fixed & other subaccounts.....   (9,033)          0            0        (22,743)      (980)    (56,094)     (8,539)
                                               -------    --------       ------       --------    -------    --------    --------
     Net equity transactions.................   16,496       2,926        1,122         68,736     59,952     114,954     190,261
                                               -------    --------       ------       --------    -------    --------    --------
       Net change in contract owners'
          equity.............................   22,145       3,694        1,137        125,988     58,489     227,314     145,350
                                               -------    --------       ------       --------    -------    --------    --------
Contract owners' equity:
  Beginning of period........................   15,446      11,752            0         64,403      5,914     266,449     121,099
                                               -------    --------       ------       --------    -------    --------    --------
  End of period..............................  $37,591    $ 15,446       $1,137       $190,391    $64,403    $493,763    $266,449
                                               =======    ========       ======       ========    =======    ========    ========
Change in units:
  Beginning units............................    1,125         838            0          7,972        711      22,276       8,224
                                               -------    --------       ------       --------    -------    --------    --------
  Units purchased............................    1,011       1,122          113         11,522      7,404      13,748      16,351
  Units redeemed.............................     (117)       (835)           0         (3,877)      (143)     (5,535)     (2,299)
                                               -------    --------       ------       --------    -------    --------    --------
  Ending units...............................    2,019       1,125          113         15,617      7,972      30,489      22,276
                                               =======    ========       ======       ========    =======    ========    ========

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                               ----------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                                   VIP MID CAP            VIP CONTRAFUND            VIP GROWTH           INCOME
                                                    SUBACCOUNT              SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                                               --------------------    --------------------    --------------------    ----------
                                                 2003        2002        2003        2002        2003        2002       2003(f)
                                               --------    --------    --------    --------    --------    --------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ (4,897)   $ (1,353)   $ (2,539)   $   (562)   $ (2,783)   $   (903)         (85)
  Reinvested capital gains...................         0           0           0           0           0           0            0
  Realized gain (loss).......................     3,155      (1,987)      3,346        (799)      3,793     (12,164)           2
  Unrealized gain (loss).....................   159,633     (15,910)     59,719      (3,886)     62,014      (5,897)       2,764
                                               --------    --------    --------    --------    --------    --------     --------
     Net increase (decrease) in contract
       owners' equity from operations........   157,891     (19,250)     60,526      (5,247)     63,024     (18,964)       2,681
                                               --------    --------    --------    --------    --------    --------     --------
Equity transactions:
  Contract purchase payments.................   256,938     175,380     144,231      89,836     130,129     181,932        2,177
  Transfers from fixed & other subaccounts...    39,227      63,982      59,402      34,980      76,788      14,009       60,672
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (25,514)    (35,110)    (27,845)     (7,037)    (30,951)    (71,002)           0
  Transfers to fixed & other subaccounts.....    (9,555)     (9,036)     (6,426)     (5,251)    (34,614)     (5,267)     (30,000)
                                               --------    --------    --------    --------    --------    --------     --------
     Net equity transactions.................   261,096     195,216     169,362     112,528     141,352     119,672       32,849
                                               --------    --------    --------    --------    --------    --------     --------
       Net change in contract owners'
          equity.............................   418,987     175,966     229,888     107,281     204,376     100,708       35,530
                                               --------    --------    --------    --------    --------    --------     --------
Contract owners' equity:
  Beginning of period........................   227,316      51,350     115,735       8,454     128,641      27,933            0
                                               --------    --------    --------    --------    --------    --------     --------
  End of period..............................  $646,303    $227,316    $345,623    $115,735    $333,017    $128,641     $ 35,530
                                               ========    ========    ========    ========    ========    ========     ========
Change in units:
  Beginning units............................    24,125       4,838      16,282       1,061      27,296       4,076            0
                                               --------    --------    --------    --------    --------    --------     --------
  Units purchased............................    29,373      23,695      25,993      16,164      32,407      35,761        3,188
  Units redeemed.............................    (3,215)     (4,408)     (3,833)       (943)     (5,672)    (12,541)           0
                                               --------    --------    --------    --------    --------    --------     --------
  Ending units...............................    50,283      24,125      38,442      16,282      54,031      27,296        3,188
                                               ========    ========    ========    ========    ========    ========     ========

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                              -----------------------------------------------------------------------------------
                                                                       INVESTORS
                                                NEW DISCOVERY         GROWTH STOCK        MID CAP GROWTH         TOTAL RETURN
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    ------------------    -----------------    -------------------
                                               2003       2002      2003       2002       2003       2002       2003       2002
                                              -------    ------    -------    -------    -------    ------    --------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $  (308)   $  (25)   $  (338)   $   (19)   $  (334)   $  (25)   $   (188)   $  (220)
  Reinvested capital gains..................        0         0          0          0          0         0           0        129
  Realized gain (loss)......................       21         2        354        (88)       749       (21)       (180)       (16)
  Unrealized gain (loss)....................    7,333       (19)     5,103       (151)     7,179        18      28,053     (2,058)
                                              -------    ------    -------    -------    -------    ------    --------    -------
     Net increase (decrease) in contract
       owners' equity from operations.......    7,046       (42)     5,119       (258)     7,594       (28)     27,685     (2,165)
                                              -------    ------    -------    -------    -------    ------    --------    -------
Equity transactions:
  Contract purchase payments................   22,133     7,166     73,306      5,440     20,513     3,745     215,875     52,505
  Transfers from fixed & other
     subaccounts............................        0         0      9,888      4,000     20,741     3,487      31,378     35,144
  Withdrawals, surrenders & death benefit
     payments (note 3)......................      (40)        0       (120)         0       (911)     (120)     (6,345)    (2,961)
  Transfers to fixed & other subaccounts....      (24)        0     (5,572)    (4,385)    (3,500)     (122)    (25,357)      (793)
                                              -------    ------    -------    -------    -------    ------    --------    -------
     Net equity transactions................   22,069     7,166     77,502      5,055     36,843     6,990     215,551     83,895
                                              -------    ------    -------    -------    -------    ------    --------    -------
       Net change in contract owners'
          equity............................   29,115     7,124     82,621      4,797     44,437     6,962     243,236     81,730
                                              -------    ------    -------    -------    -------    ------    --------    -------
Contract owners' equity:
  Beginning of period.......................    7,124         0      4,797          0      6,962         0      83,351      1,621
                                              -------    ------    -------    -------    -------    ------    --------    -------
  End of period.............................  $36,239    $7,124    $87,418    $ 4,797    $51,399    $6,962    $326,587    $83,351
                                              =======    ======    =======    =======    =======    ======    ========    =======
Change in units:
  Beginning units...........................      917         0        628          0      1,124         0       8,704        158
                                              -------    ------    -------    -------    -------    ------    --------    -------
  Units purchased...........................    2,633       917      9,110        927      5,145     1,161      22,217      8,844
  Units redeemed............................       (8)        0       (277)      (299)      (113)      (37)     (1,126)      (298)
                                              -------    ------    -------    -------    -------    ------    --------    -------
  Ending units..............................    3,542       917      9,461        628      6,156     1,124      29,795      8,704
                                              =======    ======    =======    =======    =======    ======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                             PIMCO VARIABLE INSURANCE TRUST --
                                                    J.P. MORGAN SERIES TRUST II                    ADMINISTRATIVE SHARES
                                             ------------------------------------------    --------------------------------------
                                                                                              REAL         TOTAL         GLOBAL
                                                SMALL COMPANY          MID CAP VALUE         RETURN        RETURN         BOND
                                                 SUBACCOUNT             SUBACCOUNT         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             -------------------    -------------------    ----------    ----------    ----------
                                               2003       2002        2003       2002         2003          2003          2003
                                             --------    -------    --------    -------    ----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   (296)   $   (39)   $ (1,407)   $  (345)    $    601      $   642            505
  Reinvested capital gains.................         0          0           0         35        2,381          608            737
  Realized gain (loss).....................       260         (4)      1,544         (9)       1,016          435             81
  Unrealized gain (loss)...................     5,015       (829)     35,549      2,241          493         (404)         4,682
                                             --------    -------    --------    -------     --------      -------       --------
     Net increase (decrease) in contract
       owners' equity from operations......     4,979       (872)     35,686      1,922        4,491        1,281          6,005
                                             --------    -------    --------    -------     --------      -------       --------
Equity transactions:
  Contract purchase payments...............    13,078      4,451      81,041     32,938      127,279       59,154        124,830
  Transfers from fixed & other
     subaccounts...........................     2,504     14,018      30,921     39,907       22,712       21,018          5,324
  Withdrawals, surrenders & death benefit
     payments (note 3).....................      (915)       (24)     (6,876)    (3,815)         (28)      (2,384)             0
  Transfers to fixed & other subaccounts...   (13,300)         0      (5,414)    (2,031)     (31,154)           0         (3,201)
                                             --------    -------    --------    -------     --------      -------       --------
     Net equity transactions...............     1,367     18,445      99,672     66,999      118,809       77,788        126,953
                                             --------    -------    --------    -------     --------      -------       --------
       Net change in contract owners'
          equity...........................     6,346     17,573     135,358     68,921      123,300       79,069        132,958
                                             --------    -------    --------    -------     --------      -------       --------
Contract owners' equity:
  Beginning of period......................    17,573          0      68,921          0            0            0              0
                                             --------    -------    --------    -------     --------      -------       --------
  End of period............................  $ 23,919    $17,573    $204,279    $68,921     $123,300      $79,069       $132,958
                                             ========    =======    ========    =======     ========      =======       ========
Change in units:
  Beginning units..........................     2,034          0       6,324          0            0            0              0
                                             --------    -------    --------    -------     --------      -------       --------
  Units purchased..........................       113      2,036       9,245      6,853       13,945        7,651         11,565
  Units redeemed...........................       (84)        (2)       (914)      (529)      (2,878)        (225)          (297)
                                             --------    -------    --------    -------     --------      -------       --------
  Ending units.............................     2,063      2,034      14,655      6,324       11,067        7,426         11,268
                                             ========    =======    ========    =======     ========      =======       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                CALVERT
                               VARIABLE
                              SERIES INC.      DREYFUS                                                                   PBHG
                              -----------      VARIABLE                                       THE PRUDENTIAL           INSURANCE
                                              INVESTMENT                                     SERIES FUND, INC.        SERIES FUND
                                SOCIAL           FUND           ROYCE CAPITAL FUND       -------------------------    -----------
                                EQUITY       ------------    ------------------------                   JENNISON        TECH &
                              SUBACCOUNT     APPRECIATION    SMALL CAP     MICRO-CAP      JENNISON     20/20 FOCUS       COMM
                               (NOTE 5)       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                              -----------    ------------    ----------    ----------    ----------    -----------    -----------
                                2003(e)        2003(d)        2003(d)       2003(d)       2003(f)        2003(f)        2003(f)
                              -----------    ------------    ----------    ----------    ----------    -----------    -----------
Increase in contract owners'
  equity from operations:
  Net investment activity...   $   (933)       $    12        $  (157)      $    (90)       $ 0            $ 0           $ (1)
  Reinvested capital
     gains..................          0              0          3,096          1,374          0              0              0
  Realized gain.............      3,622             58            120            428          0              0              1
  Unrealized gain...........     15,828             54          1,156            506          1              2              3
                               --------        -------        -------       --------        ---            ---           ----
     Net increase in
       contract owners'
       equity from
       operations...........     18,517            124          4,215          2,218          1              2              3
                               --------        -------        -------       --------        ---            ---           ----
Equity transactions:
  Contract purchase
     payments...............     16,578            625         52,352         16,967         22             55            477
  Transfers from fixed &
     other subaccounts......     97,867          1,836         19,428         33,308          0              0              0
  Withdrawals, surrenders &
     death benefit payments
     (note 3)...............    (16,445)             0              0        (13,198)         0              0              0
  Transfers to fixed & other
     subaccounts............     (2,629)        (1,008)        (1,743)        (1,743)         0              0              0
                               --------        -------        -------       --------        ---            ---           ----
     Net equity
       transactions.........     95,371          1,453         70,037         35,334         22             55            477
                               --------        -------        -------       --------        ---            ---           ----
       Net change in
          contract owners'
          equity............    113,888          1,577         74,252         37,552         23             57            480
                               --------        -------        -------       --------        ---            ---           ----
Contract owners' equity:
  Beginning of period.......          0              0              0              0          0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  End of period.............   $113,888        $ 1,577        $74,252       $ 37,552        $23            $57           $480
                               ========        =======        =======       ========        ===            ===           ====
Change in units:
  Beginning units...........          0              0              0              0          0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  Units purchased...........     20,328            143          5,319          3,451          2              5             44
  Units redeemed............     (3,014)            (8)             0           (894)         0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  Ending units..............     17,314            135          5,319          2,557          2              5             44
                               ========        =======        =======       ========        ===            ===           ====

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(e) Period from May 2, 2003, date of commencement of operations.

(f) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Janus Adviser Series, Strong Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service Class 2, MFS Variable Insurance
   Trust -- Service Class , J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares , Calvert Variable Series, Inc ., Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Class, The Prudential Series Fund, Inc., UBS Series Trust, and PBHG Insurance Series Fund (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and Dow Fund.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed account portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2003................          149,235           $19.469237     $ 2,905,483     1.35%      42.43%       0.18%
        2002................          123,529           $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001................          115,133           $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000................          114,667           $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
        1999................          123,655           $20.488690     $ 2,533,520     1.35%      18.27%       0.33%
   MONEY MARKET SUBACCOUNT
        2003................          103,074           $12.851243     $ 1,324,634     1.35%      -0.60%       0.73%
        2002................          113,201           $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001................           71,555           $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000................           56,828           $12.619825     $   717,158     1.35%       4.93%       6.27%
        1999................           72,108           $12.027104     $   867,255     1.35%       3.62%       5.08%
   BOND SUBACCOUNT
        2003................           36,807           $16.631542     $   612,160     1.35%       8.99%       5.64%
        2002................           34,951           $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001................           22,694           $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000................           44,642           $13.306447     $   594,029     1.35%       4.45%       6.87%
        1999................           41,686           $12.739294     $   531,045     1.35%      -0.76%       6.94%
   OMNI SUBACCOUNT
        2003................          107,499           $12.090792     $ 1,299,744     1.35%      24.52%       1.79%
        2002................          101,108           $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001................          102,201           $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000................          115,175           $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
        1999................          143,525           $17.684265     $ 2,538,131     1.35%       9.87%       2.17%
   INTERNATIONAL SUBACCOUNT
        2003................          119,596           $11.851173     $ 1,417,353     1.35%      30.83%       0.46%
        2002................          106,506           $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001................          107,016           $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000................          102,308           $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
        1999................           96,945           $21.687535     $ 2,102,497     1.35%      65.17%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2003................           69,937           $23.861066     $ 1,668,763     1.35%      29.78%       0.26%
        2002................           62,081           $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001................           58,461           $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000................           61,277           $21.562036     $ 1,321,259     1.35%      29.75%       0.73%
        1999................           77,142           $16.618131     $ 1,281,955     1.35%       5.04%       3.01%
   DISCOVERY SUBACCOUNT
        2003................           97,339           $22.683293     $ 2,207,973     1.35%      35.83%       0.00%
        2002................           90,903           $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001................          103,072           $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000................          112,051           $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
        1999................          109,169           $35.661694     $ 3,893,167     1.35%     103.71%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2003................           22,582           $16.878187     $   381,141     1.35%      51.87%       0.22%
        2002................           18,382           $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001................           17,022           $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000................           18,696           $18.993697     $   355,103     1.35%     -31.20%       0.00%
        1999................           14,362           $27.606603     $   396,487     1.35%     105.74%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
        2003................           74,403           $ 6.854281     $   509,981     1.35%      29.74%       0.00%
        2002................           59,086           $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001................           51,052           $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000................           40,338           $11.041934     $   445,412     1.35%     -28.31%       0.00%
        1999................           36,760           $15.402459     $   566,190     1.35%       4.35%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2003................           31,259           $10.194790     $   318,683     1.35%      43.41%       0.00%
        2002................           31,437           $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001................           31,749           $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000................           37,758           $17.030607     $   643,045     1.35%     -17.98%       0.00%
        1999................           27,196           $20.763312     $   564,687     1.35%     102.22%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2003................           98,271           $18.766091     $ 1,844,166     1.35%      44.39%       0.04%
        2002................           98,055           $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001................          102,074           $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000................          120,285           $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
        1999................          113,970           $22.795195     $ 2,597,968     1.35%      60.09%       0.21%
   S&P 500 INDEX SUBACCOUNT
        2003................          224,376           $15.172578     $ 3,404,368     1.35%      26.14%       1.22%
        2002................          202,583           $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001................          182,773           $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000................          189,273           $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
        1999................          177,053           $20.669795     $ 3,659,644     1.35%      23.96%       2.54%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002................           16,064           $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001................           15,174           $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000................           18,847           $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
        1999................           19,408           $11.020767     $   213,892     1.35%      16.12%       0.46%
   BLUE CHIP SUBACCOUNT
        2003................           13,780           $ 9.688215     $   133,501     1.35%      24.90%       1.49%
        2002................            5,280           $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001................            1,076           $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000................              262           $10.326548     $     2,700     1.35%      -0.27%       0.65%
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002................            2,505           $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001................              684           $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000................              477           $ 9.419220     $     4,496     1.35%     -13.66%       1.50%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   HIGH INCOME BOND SUBACCOUNT
        2003................           18,410           $12.047143     $   221,790     1.35%      21.15%       8.26%
        2002................            7,301           $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001................            2,250           $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000................            1,149           $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2003................           30,908           $ 6.897135     $   213,179     1.35%      38.23%       0.00%
        2002................           21,126           $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001................           13,710           $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000................           12,119           $10.359883     $   125,557     1.35%     -26.99%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2003................           49,264           $ 3.617177     $   178,195     1.35%      45.89%       0.00%
        2002................           31,591           $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001................            4,606           $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000................              131           $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRISTOL SUBACCOUNT
        2003................              144           $10.232462     $     1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
        2003................            1,513           $ 9.123508     $    13,801     1.35%      33.81%       0.00%
        2002................               74           $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2003................              750           $10.585044     $     7,939     1.35%      23.58%       3.20%
        2002................               49           $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001................               12           $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002................              307           $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001................              254           $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000................                1           $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00
   MARCH SUBACCOUNT
        2002................               62           $10.109357     $       624     1.35%     -11.87%       4.78%
        2001................               24           $11.471108     $       279     1.35%      -6.24%       1.40%
        2000................               99           $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2003................              903           $12.403069     $    11,205     1.35%      26.66%       3.40%
        2002................              107           $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001................               73           $10.627503     $       778     1.35%      -3.41%       1.89%
        2000................               10           $11.002247     $       105     1.35%      10.02%       1.11%       4/1/00
   MAY SUBACCOUNT
        2002................               59           $10.167294     $       602     1.35%      -9.16%       3.46%
        2001................               32           $11.192028     $       354     1.35%      -2.82%       1.95%
        2000................               11           $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002................               70           $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001................               41           $10.451075     $       427     1.35%      -2.63%       1.83%
        2000................               25           $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS (NOTE 5): (CONTINUED)
   THIRD QUARTER SUBACCOUNT
        2003................              431           $12.285097     $     5,293     1.35%      22.81%       3.09%
        2002................              124           $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001................               40           $11.082486     $       448     1.35%      -4.67%       1.79%
        2000................               32           $11.624799     $       374     1.35%      16.25%       0.90%       7/1/00
   AUGUST SUBACCOUNT
        2002................               94           $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001................               49           $10.545026     $       519     1.35%      -4.35%       2.08%
        2000................               33           $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               83           $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001................               56           $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000................               36           $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2003................              369           $12.839764     $     4,736     1.35%      22.17%       2.90%
        2002................              104           $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001................               63           $11.293163     $       708     1.35%      -2.90%       1.74%
        2000................               36           $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................              124           $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001................               64           $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000................               39           $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002................               71           $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001................               37           $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000................               34           $ 9.835583     $       331     1.35%      -1.70%       2.87%
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2003................              434           $10.838384     $     4,702     1.35%      17.96%       2.39%
        2002................              322           $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001................              314           $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000................              309           $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002................               28           $10.689089     $       301     1.35%      -8.72%       3.12%
        2001................                7           $11.709600     $        88     1.35%      -2.77%       2.45%
        2000................                4           $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002................               17           $11.424038     $       193     1.35%     -10.13%       3.83%
        2001................                7           $12.712174     $        92     1.35%      -5.87%       0.97%
        2000................                6           $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2003................              123           $11.799065     $     1,446     1.35%      21.61%       2.43%
        2002................               33           $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001................               18           $10.869088     $       197     1.35%     -11.83%       1.57%
        2000................                8           $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5): (CONTINUED)
   MAY SUBACCOUNT
        2002................               23           $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001................               14           $11.441315     $       158     1.35%     -10.47%       2.33%
        2000................                9           $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002................               30           $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001................               20           $10.522635     $       214     1.35%      -9.63%       1.14%
        2000................                9           $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2003................              141           $10.951276     $     1,545     1.35%      13.36%       3.02%
        2002................               36           $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001................               19           $10.975399     $       210     1.35%      -6.56%       1.52%
        2000................                9           $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002................               30           $11.548297     $       342     1.35%      -2.45%       2.21%
        2001................               18           $11.837787     $       209     1.35%       0.53%       2.56%
        2000................                9           $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               29           $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001................               18           $11.727811     $       206     1.35%       0.99%       1.30%
        2000................               11           $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2003................               94           $13.864873     $     1,308     1.35%      17.95%       2.63%
        2002................               31           $11.754453     $       368     1.35%      -7.15%       2.59%
        2001................               19           $12.659273     $       247     1.35%       1.82%       2.19%
        2000................                7           $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................               35           $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001................               21           $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000................                8           $ 8.516491     $        66     1.35%     -14.46%       0.58%
   DECEMBER SUBACCOUNT
        2002................               18           $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001................                9           $10.878367     $       103     1.35%       2.95%       2.32%
        2000................                5           $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2003................           96,641           $ 7.042398     $   680,583     1.35%      28.45%       0.00%
        2002................           69,415           $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001................           41,550           $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000................           26,949           $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
        1999................               87           $11.639885     $     1,007     1.35%      16.40%       0.00%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   JANUS ADVISER SERIES: (CONTINUED)
   WORLDWIDE SUBACCOUNT
        2003................           82,882           $ 7.666199     $   635,387     1.35%      21.20%       0.72%
        2002................           61,168           $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001................           52,002           $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000................           46,591           $11.126184     $   518,376     1.35%     -15.78%       2.68%
        1999................               39           $13.211585     $       517     1.35%      32.12%       0.00%      11/1/99
   BALANCED SUBACCOUNT
        2003................          105,520           $10.348523     $ 1,091,975     1.35%      12.49%       1.56%
        2002................           73,680           $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001................           44,094           $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000................           36,533           $10.629722     $   388,336     1.35%      -3.47%       5.88%
        1999................            2,432           $11.011548     $    26,781     1.35%      10.12%       1.41%      11/1/99
   INTERNATIONAL GROWTH SUBACCOUNT
        2003................               89           $11.325895     $     1,011     1.35%      13.26%      11.62%      10/1/03
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2003................           25,178           $10.879374     $   273,918     1.35%      35.18%       0.08%
        2002................           19,817           $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001................            5,945           $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000................            4,565           $11.731765     $    53,552     1.35%       5.18%       0.25%
   MULTI CAP VALUE II SUBACCOUNT
        2003................              342           $11.632173     $     3,974     1.35%      36.55%       0.13%
        2002................              232           $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001................               18           $11.235708     $       200     1.35%       2.73%       0.00%
        2000................              182           $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2003................           30,930           $ 6.046759     $   187,027     1.35%      32.43%       0.00%
        2002................           19,814           $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001................           15,952           $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000................           12,585           $10.849448     $   136,537     1.35%     -15.97%       0.00%
        1999................                3           $12.911573     $        40     1.35%      29.12%       0.00%      11/1/99
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2003................           13,914           $ 9.479323     $   131,895     1.35%      22.70%       1.52%
        2002................            9,051           $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001................            2,196           $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000................            1,035           $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2003................            6,734           $ 8.329966     $    56,090     1.35%      27.75%       0.98%
        2002................            3,664           $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001................            1,864           $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000................            1,307           $ 9.739111     $    12,730     1.35%     -10.82%       1.01%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
        2003................           21,564           $ 7.804780     $   168,301     1.35%      22.09%       0.38%
        2002................           11,143           $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001................            3,185           $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000................            1,883           $10.146128     $    19,107     1.35%      -9.20%       0.23%
        1999................                4           $11.173846     $        40     1.35%      11.74%       0.00%      11/1/99
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS - CLASS
     I:
   US REAL ESTATE SUBACCOUNT
        2003................            2,019           $18.621058     $    37,591     1.35%      35.68%       0.00%
        2002................            1,125           $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001................              838           $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000................              233           $12.936895     $     3,020     1.35%      27.55%       2.53%
   CORE PLUS FIXED INCOME SUBACCOUNT
        2003................              113           $10.062541     $     1,137     1.35%       0.63%       0.00%      10/1/03
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2003................           15,617           $12.191521     $   190,391     1.35%      50.90%       0.06%
        2002................            7,972           $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001................              711           $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000................              461           $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2003................           30,489           $16.194743     $   493,763     1.35%      35.40%       0.00%
        2002................           22,276           $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001................            8,224           $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000................              709           $12.581576     $     8,916     1.35%      19.44%       0.34%
        1999................                3           $10.533744     $        30     1.35%       5.34%       0.00%      11/1/99
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2:
   VIP MID CAP SUBACCOUNT
        2003................           50,283           $12.853329     $   646,303     1.35%      36.41%       0.18%
        2002................           24,125           $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001................            4,838           $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000................              911           $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2003................           38,442           $ 8.990841     $   345,623     1.35%      26.49%       0.19%
        2002................           16,282           $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001................            1,061           $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000................              317           $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2003................           54,031           $ 6.163398     $   333,017     1.35%      30.78%       0.08%
        2002................           27,296           $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001................            4,076           $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000................              813           $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2: (CONTINUED)
   VIP EQUITY INCOME SUBACCOUNT
        2003................            3,188           $11.146397     $    35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2003................            3,542           $10.230959     $    36,239     1.35%      31.66%       0.00%
        2002................              917           $ 7.771036     $     7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
        2003................            9,461           $ 9.239429     $    87,418     1.35%      20.97%       0.00%
        2002................              628           $ 7.637636     $     4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
        2003................            6,156           $ 8.349469     $    51,399     1.35%      34.79%       0.00%
        2002................            1,124           $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
        2003................           29,795           $10.961278     $   326,587     1.35%      14.46%       1.23%
        2002................            8,704           $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001                              158           $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2003................            2,063           $11.594205     $    23,919     1.35%      34.17%       0.00%
        2002................            2,034           $ 8.641547     $    17,573     1.35%     -22.70%       0.02%
   MID CAP VALUE SUBACCOUNT
        2003................           14,655           $13.939328     $   204,279     1.35%      27.90%       0.31%
        2002................            6,324           $10.898536     $    68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
     SHARES:
   REAL RETURN SUBACCOUNT
        2003................           11,067           $11.141628     $   123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
        2003................            7,426           $10.646846     $    79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
        2003................           11,268           $11.799242     $   132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2003................           17,314           $ 6.577645     $   113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
        2003................              135           $11.695305     $     1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2003................            5,319           $13.959822     $    74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
        2003................            2,557           $14.686946     $    37,552     1.35%      46.87%       0.00%       5/1/03
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
        2003................                2           $10.785777     $        23     1.35%       7.86%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
   JENNISON 20/20 FOCUS SUBACCOUNT
        2003................                5           $11.016365     $        57     1.35%      10.16%       0.00%      10/1/03
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2003................               44           $10.863707     $       480     1.35%       8.64%       0.00%      10/1/03

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit value:

ANNUAL MORTALITY AND EXPENSE RISK FEES                               1.00%
ANNUAL ADMINISTRATIVE EXPENSES                                       0.35%
  Total expenses                                                     1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)                                                     $    5
SALES CHARGE MADE FROM PURCHASE PAYMENTS                      No deduction
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's
  account value is made for any other reason than to make a
  plan payment to a participant. Total surrender charges in
  the Account amounted to approximately $7,813 during 2003        0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments                              0% to 2.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 20, 2004

      Statements of Assets and Contract Owners' Equity, December 31, 2003

      Statements of Operations for the Periods Ended December 31, 2003

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2003 and 2002

      Notes to Financial Statements, December 31, 2003


The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


      Independent Auditors' Report of KPMG LLP dated February 6, 2004

      Consolidated Balance Sheets, December 31, 2003 and 2002

      Consolidated Statements of Income for the Years Ended December 31, 2003, 2002 and 2001

      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2003, 2002 and 2001

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2003, 2002 and 2001

      Notes to Consolidated Financial Statements, December 31, 2003, 2002
      and 2001



The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services


Richard J. Bodner*                 Vice President, Corporate Services



Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103


Therese S. McDonough*              Second Vice President and Corporate Secretary




Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel



James D. Purvis*                  Vice President, Financial Reporting



Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate



Edith F. Thompson*                Vice President, Individual Annuity Operations



Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing



Paul J. Twilling*                 Vice President, Information Systems



Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of April 7, 2004, the Registrant's contracts were owned by 206 owners.




ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director

      Michael Havercamp                    Secretary and Director


      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
                                    None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202
(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 23th day of April, 2004.



                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Vice Chairman

Attest:


/s/Therese S. McDonough
------------------------------------
Therese S. McDonough
Second Vice President
and Corporate Secretary





As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 23th day of April, 2004.



                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Vice Chairman

Attest:



/s/Therese S. McDonough
---------------------------------
Therese S. McDonough
Second Vice President
and Corporate Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                                     Date
---------                                  -----                                     ----

/s/ David B. O'Maley                       Chairman, President,                 April 23, 2004
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director


*s/ Jack E. Brown                          Director                             April 23, 2004
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 23, 2004
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 23, 2004
---------------------------------
 Victoria B. Buyniski  Gluckman


                                           Director
---------------------------------
George E. Castrucci


*s/ Raymond R. Clark                       Director                             April 23, 2004
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             April 23, 2004
----------------------
Ronald J. Dolan

                                           Director
----------------------
 John W. Hayden

*s/ James F. Orr                           Director                             April 23, 2004
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 23, 2004
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             April 23, 2004
----------------------
 D. Gates Smith






*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:


We consent to use of our reports for Ohio National Variable Account D dated February 20, 2004, and for The Ohio National Life Insurance Company and subsidiaries dated February 6, 2004, included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 17 to File No. 33-81784. The report of KPMG LLP covering the December 31, 2003 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives.



KPMG LLP
Columbus, Ohio
April 26, 2004